--------------------------------------------------------------------------------
                                                               TAX-EXEMPT INCOME
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Alliance Municipal
Income Fund II

Semi-Annual Report
March 31, 2001

                               [GRAPHIC OMITTED]

                                            Alliance Capital [LOGO](R)
                                            The Investment Professional's Choice

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
April 30, 2001

Dear Shareholder:

This report provides municipal market activity and investment results for Alliance Municipal Income Fund II for the semi-annual reporting period ended March 31, 2001.

Investment Objective and Policies

The nine portfolios of this open-end fund, by investing principally in high-yielding, predominantly medium-quality municipal securities, seek to provide their shareholders with the highest level of income exempt from Federal and state personal income tax (or for Florida, the intangible tax) that is available without assuming undue risk. These securities generally offer current yields above those of higher-quality municipal obligations.

INVESTMENT RESULTS*
Periods Ended March 31, 2001

                                                --------------------------------
                                                         Total Returns
                                                --------------------------------
                                                                       Overall
                                                   6           12    Morningstar
                                                Months       Months   Ratings**
--------------------------------------------------------------------------------
Arizona                                          4.77%        9.01%       5
--------------------------------------------------------------------------------
Florida                                          5.95%       10.45%       4
--------------------------------------------------------------------------------
Massachusetts                                    5.96%       10.44%       4
--------------------------------------------------------------------------------
Michigan                                         5.03%        9.69%       5
--------------------------------------------------------------------------------
Minnesota                                        6.08%       10.46%       5
--------------------------------------------------------------------------------
New Jersey                                       5.96%       11.08%       4
--------------------------------------------------------------------------------
Ohio                                             6.19%       10.64%       4
--------------------------------------------------------------------------------
Pennsylvania                                     6.21%       10.38%       4
--------------------------------------------------------------------------------
Virginia                                         4.56%        8.88%       4
--------------------------------------------------------------------------------
Number of Funds in Morningstar
Municipal Bond Fund Category                                            1692
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index             6.69%       10.92%
--------------------------------------------------------------------------------

* The Fund's investment results represent total returns for the periods shown and are based on the net asset value (NAV) of Class A shares as of March 31, 2001. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during the period. Returns for Class B and Class C shares will vary due to different expenses associated with these classes. The Lehman Brother Municipal Bond Index is a total return performance benchmark for the long-term investment grade, tax-exempt bond market. An investor cannot invest directly in an index and its results are not indicative of any specific investment, including an Alliance mutual fund. Past performance is no guarantee of future results. Additional performance information can be found on pages 7-15.

** Morningstar proprietary ratings reflect historical risk-adjusted performance for each Portfolio's Class A shares as of March 31, 2001. Each Portfolio's 3- and 5-year Morningstar ratings were: Arizona 4 stars and 5 stars; Florida 3 stars and 5 stars; Massachusetts 3 stars and 5 stars; Michigan 4 stars and 5 stars; Minnesota 4 stars and 5 stars; New Jersey 3 stars and 4 stars; Ohio 3 stars and

                                                                     (continued)


--------------------------------------------------------------------------------
                                           ALLIANCE MUNCIPAL INCOME FUND II o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

      5 stars; Pennsylvania 3 stars and 4 stars; Virginia 3 stars and 5 stars among 1,692 municipal bond funds for the 3-year period and among 1,452 municipal bond funds for the 5-year period. These ratings may change monthly and are calculated from each Portfolio's 3-year, 5-year and overall average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments and a risk factor that reflects portfolio performance below 90-day Treasury bill returns. If the Portfolio scores in the top 10% of its class, it receives 5 stars; if it falls in the next 22.5%, it receives 4 stars; a place in the middle 35% earns it 3 stars; if it falls in the next 22.5%, it receives 2 stars; and if it scores at the bottom 10%, it gets 1 star. Ratings can change monthly. Each Portfolio's SEC average annual total returns can be found on page 14.

ALLIANCE MUNICIPAL INCOME FUND II--CLASS A SHARES
Periods Ended March 31, 2001

                                6 Month                                  Since
                                  Fund        1 Year        5 Year     Inception
                               Portfolio      Lipper        Lipper       Lipper
Portfolio                    Total Returns*  Rankings*     Rankings*    Ratings*
--------------------------------------------------------------------------------
Arizona                           4.77%        23/43         1/33         1/21
--------------------------------------------------------------------------------
Florida                           5.95%        17/63         1/55         1/23
--------------------------------------------------------------------------------
Massachusetts                     5.96%        22/54         1/45         1/32
--------------------------------------------------------------------------------
Michigan                          5.03%        25/43         1/35         1/26
--------------------------------------------------------------------------------
Minnesota                         6.08%         5/49         1/42         1/19
--------------------------------------------------------------------------------
New Jersey                        5.96%        11/61         1/48         2/26
--------------------------------------------------------------------------------
Ohio                              6.19%         9/49         1/42         3/24
--------------------------------------------------------------------------------
Pennsylvania                      6.21%        15/63         1/56         1/35
--------------------------------------------------------------------------------
Virginia                          4.56%        30/37         1/33         1/27
--------------------------------------------------------------------------------

* Lipper Rankings are based on the Portfolio's return among the returns of its peer group of funds, as represented by the respective state-specific Lipper Municipal Debt Funds Average. Funds in the Lipper averages generally have similar investment objectives to the Fund, although some may have different investment policies. Fund portfolio inception dates are: Arizona (6/1/94); Florida (6/25/93); Massachusetts (3/29/94); Michigan (2/25/94); Minnesota (6/25/93); New Jersey (6/25/93); Ohio (6/25/93); Pennsylvania (6/25/93); and Virginia (4/29/94). An investor cannot invest directly in an average, and its results are not indicative of any specific investment, including Alliance Municipal Income Fund II.


--------------------------------------------------------------------------------
2 o ALLIANCE MUNICIPAL INCOME FUND II

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

MUNICIPAL INCOME FUND II--CLASS A SHARES COMPARED TO LIPPER MUNICIPAL DEBT FUNDS AVERAGE*
Periods Ended March 31, 2001

                 Fund Portfolio                                              Fund          Lipper
                 Total Returns     Lipper         Fund         Lipper       Returns       Average
                   (at NAV)       Average        Returns       Average       Since         Since
Portfolio          12 Months     12 Months       5 Years       5 Years     Inception     Inception
--------------------------------------------------------------------------------------------------
Arizona               9.01%         9.40%         7.12%         5.40%         8.33%         5.98%
--------------------------------------------------------------------------------------------------
Florida              10.45%         9.78%         6.52%         5.39%         5.82%         5.12%
--------------------------------------------------------------------------------------------------
Massachusetts        10.44%        10.18%         7.45%         5.50%         7.72%         5.96%
--------------------------------------------------------------------------------------------------
Michigan              9.69%         9.85%         7.24%         5.43%         6.32%         5.22%
--------------------------------------------------------------------------------------------------
Minnesota            10.46%         9.39%         6.92%         5.29%         5.70%         5.10%
--------------------------------------------------------------------------------------------------
New Jersey           11.08%        10.33%         6.70%         5.37%         5.84%         5.06%
--------------------------------------------------------------------------------------------------
Ohio                 10.64%         9.64%         6.58%         5.39%         5.77%         5.20%
--------------------------------------------------------------------------------------------------
Pennsylvania         10.38%         9.52%         6.55%         5.24%         5.97%         5.01%
--------------------------------------------------------------------------------------------------
Virginia              8.88%         9.63%         6.94%         5.58%         7.34%         6.03%
--------------------------------------------------------------------------------------------------

*     Total returns for the Fund's portfolios are based on the net asset value
      (NAV) of Class A shares as of March 31, 2001. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during the period. Returns for Class B and Class C shares will vary due to different expenses associated with these classes. Past performance is no guarantee of future results. The state specific Lipper Municipal Debt Funds Averages have generally similar investment objectives to the Fund's portfolios, although some may have different investment policies. An investor cannot invest directly in an average, and its results are not indicative of any specific investment, including Alliance Municipal Income Fund II.

Investment Results

Each of the Fund's portfolio's Class A share total returns at net asset value
(NAV) for the six- and 12-month periods ended March 31, 2001 are shown on the first page along with the Fund's benchmark, the Lehman Brothers Municipal Bond Index. This is accompanied by a comparison to the portfolio's peer groups, as measured by the Municipal Debt Funds Average for each state. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. The Lipper Municipal Debt Funds Average is comprised of funds with generally similar investment objectives to the Fund's portfolios, although some may have different investment policies.

Over the long term, the Fund's portfolios have consistently outperformed their respective Lipper peer groups for the periods shown in the accompanying table on the previous pages. Year-to-date, due to portfolio repositioning, we have outperformed the Fund's portfolio peer groups. We believe that this timely and strategic portfolio repositioning will be a significant benefit to the Fund going forward.

Over the six-month period under review, the Fund's portfolios, for the most


--------------------------------------------------------------------------------
                                           ALLIANCE MUNCIPAL INCOME FUND II o 3

----------------------
LETTER TO SHAREHOLDERS
----------------------

part, underperformed the Lehman Brothers Municipal Bond Index. The Fund's underperformance versus its benchmark is a result of the benchmark's composition relative to the Fund. The benchmark is comprised of shorter maturity, more actively traded bonds, while the Fund tends to focus on longer maturity bonds for specific states.

Investment Strategy

Our investment strategy remains focused on maximizing the after-tax total rate of return of the portfolios. As noted above, credit spreads began to widen during the fourth quarter of 2000 creating an opportunity to selectively purchase medium to lower-rated bonds at prices that represent excellent long-term value. Over the course of the last six months we have opportunistically purchased bonds in several sectors, including land secured financings and health care. We expect that our holdings in these sectors of the market will outperform as the related projects develop, the economy strengthens and credit quality improves.

In addition, we took advantage of the higher interest rate environment by repositioning bonds with full coupons (6.00% plus) and 10-year call protection. We generally purchased these bonds in the new issue market so that most bonds were purchased at par value. The benefit of buying a bond with a full coupon is that these positions tend to reduce the portfolios' overall price sensitivity, since the price of these bonds will move less for any given change in interest rates over the life of the investment. To reduce reinvestment risk, we focused on selling out of existing positions with lower coupons and shorter calls.

Though tax receipts are predicted to be strong for state and local governments for fiscal year 2000-2001, we continued to monitor the ability of issuers to adjust to changing market conditions. Specifically, we analyzed issuers' financial discipline in terms of their plans to increase or reduce spending in accordance with forecasted revenues. Over all, state governments are much more organizationally and financially adept than in years past. As a result, we anticipate that most issuers will be prepared to handle any adverse impact arising from an economic downturn.

Market Overview

For the six-month period ended March 31, 2001, municipal bonds delivered strong absolute and relative returns compared to other fixed income sectors. The Lehman Brothers Municipal Bond Index outperformed both the Lehman U.S. Government and U.S. Corporate Indices on an after-tax basis for the period, in part due to a lack of municipal bond issuance during the last calendar quarter of 2000. Overall demand for municipal bonds remained strong throughout the period due to


--------------------------------------------------------------------------------
4 o ALLIANCE MUNICIPAL INCOME FUND II

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

continued demand from traditional market participants and new money flowing into municipal bonds from equity investors seeking the relative stability and tax efficiency of municipal bonds as an alternative to cash. This strong demand led to lower rates which spurred refinancing activity by municipal borrowers. As a result, new issuance was up 43% in the first calendar quarter of this year. Lower short-term rates in the taxable fixed income markets, aided by the Federal Reserve's rate cuts, also facilitated refinancing activity due to the lower associated costs to issuers of hedging and defeasing outstanding bond issues. The current trend of strong demand for tax-exempt bonds outstripping new issuance is expected to continue for the balance of calendar 2001, but may reverse if the current economic slowdown reduces state and local tax receipts resulting in increased borrowing needs.

During the period, credit spreads widened out dramatically due to concern over a slowing domestic economy. This caused lower-rated bonds to underperform the market. Litigation risk also contributed to spread widening, affecting the outstanding debt of lead paint producers and asbestos producers as well as the tobacco industry. Finally, the California utility crisis caused a "flight to quality" in the California municipal bond market, which rippled into other markets, as investors looked for a safe haven in triple-A rated bonds from what is expected to be a difficult period for the state both economically as well as politically. The slowdown in the California economy is expected to also further impact the already slowing U.S. economy because California, on its own, represents the seventh largest economy in the world.

Outlook

The recent economic and financial market conditions have created a very favorable environment for fixed income investing. The dramatic sell-off in the U.S. equity markets, in particular in the technology sector, has reinforced the importance of diversification for investors. This need for diversification should cause ongoing strong demand for conservative fixed income securities. With long-term municipal bond yields equal to that of long-term U.S. Treasury bonds, municipal bonds represent outstanding value on an after-tax basis. The long-term trend toward lower interest rates, and the lack of supply relative to demand, should cause municipal bonds to continue to outperform other fixed income alternatives. We will view any periods of volatility as an opportunity to reposition the portfolios and to take advantage of mispriced securities in the market.


--------------------------------------------------------------------------------
                                           ALLIANCE MUNCIPAL INCOME FUND II o 5

----------------------
LETTER TO SHAREHOLDERS
----------------------

[PHOTO          John D.
OMITTED]        Carifa

[PHOTO          Susan P.
OMITTED]        Keenan

Portfolio Manager, Susan
P. Keenan, also heads the
Municipal Bond Department.
She has over 20 years of
investment experience.

The Alliance Municipal Income team is proud of our excellent long-term investment record. We look forward to the opportunity to serve our shareholders over the next year.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Susan P. Keenan

Susan P. Keenan
Senior Vice President


--------------------------------------------------------------------------------
6 o ALLIANCE MUNICIPAL INCOME FUND II

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

Arizona Portfolio
6/30/94 to 3/31/01

   [The following was depicted as a mountain chart in the printed material.]

                         Arizona Portfolio            Lipper Arizona Municipal
                             Class A                     Debt Funds Average
-------------------------------------------------------------------------------
     6/30/94                 $ 9,574                           $10,000
     3/31/95                  10,237                            10,614
     3/31/96                  10,869                            11,336
     3/31/97                  11,781                            11,938
     3/31/98                  13,159                            13,129
     3/31/99                  14,107                            13,821
     3/31/00                  14,064                            13,574
     3/31/01                  15,331                            14,810

Arizona Portfolio Class A at NAV:               $16,013
Arizona Portfolio Class A at offering:          $15,331
Lipper AZ Muni Funds Average:                   $14,810

Florida Portfolio
6/30/93 to 3/31/01

   [The following was depicted as a mountain chart in the printed material.]

                         Florida Portfolio             Lipper Florida Municipal
                             Class A                      Debt Funds Average
-------------------------------------------------------------------------------
     6/30/93                 $ 9,579                           $10,000
     3/31/94                   9,108                             9,790
     3/31/95                   9,812                            10,466
     3/31/96                  10,837                            11,267
     3/31/97                  11,572                            11,812
     3/31/98                  12,956                            13,033
     3/31/99                  13,720                            13,695
     3/31/00                  13,455                            13,392
     3/31/01                  14,862                            14,735

Florida Portfolio Class A at NAV:               $15,516
Florida Portfolio Class A at offering:          $14,862
Lipper FL Muni Funds Average:                   $14,735

Massachusetts Portfolio
3/31/94 to 3/31/01

   [The following was depicted as a mountain chart in the printed material.]

                      Massachusetts Portfolio    Lipper Massachusetts Municipal
                             Class A                      Debt Funds Average
-------------------------------------------------------------------------------
     3/31/94                 $ 9,579                           $10,000
     3/31/95                  10,450                            10,635
     3/31/96                  11,265                            11,380
     3/31/97                  12,443                            12,004
     3/31/98                  14,101                            13,257
     3/31/99                  15,021                            13,943
     3/31/00                  14,611                            13,604
     3/31/01                  16,137                            15,010

Massachusetts Portfolio Class A at NAV:         $16,847
Massachusetts Portfolio Class A at offering:    $16,137
Lipper MA Muni Funds Average:                   $15,010

Please see mountain chart footnotes on page 10.


--------------------------------------------------------------------------------
                                           ALLIANCE MUNCIPAL INCOME FUND II o 7

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

Michigan Portfolio
2/28/94 to 3/31/01

   [The following was depicted as a mountain chart in the printed material.]

                       Michigan Portfolio             Lipper Michigan Municipal
                             Class A                      Debt Funds Average
-------------------------------------------------------------------------------
     2/28/94                 $ 9,579                           $10,000
     3/31/94                   9,111                             9,572
     3/31/95                   9,957                            10,186
     3/31/96                  10,882                            10,916
     3/31/97                  11,697                            11,471
     3/31/98                  13,257                            12,663
     3/31/99                  14,114                            13,297
     3/31/00                  14,074                            13,035
     3/31/01                  15,436                            14,355

Michigan Portfolio Class A at NAV:              $16,116
Michigan Portfolio Class A at offering:         $15,436
Lipper MI Muni Funds Average:                   $14,355

Minnesota Portfolio
6/30/93 to 3/31/01

   [The following was depicted as a mountain chart in the printed material.]

                        Minnesota Portfolio          Lipper Minnesota Municipal
                             Class A                      Debt Funds Average
-------------------------------------------------------------------------------
     6/30/93                 $ 9,579                           $10,000
     3/31/94                   9,265                             9,890
     3/31/95                   9,956                            10,514
     3/31/96                  10,550                            11,180
     3/31/97                  11,355                            11,756
     3/31/98                  12,696                            12,918
     3/31/99                  13,453                            13,595
     3/31/00                  13,344                            13,386
     3/31/01                  14,740                            14,707

Minnesota Portfolio Class A at NAV:             $15,388
Minnesota Portfolio Class A at offering:        $14,740
Lipper MN Muni Funds Average:                   $14,707

New Jersey Portfolio
6/30/93 to 3/31/01

   [The following was depicted as a mountain chart in the printed material.]

                       New Jersey Portfolio         Lipper New Jersey Municipal
                             Class A                      Debt Funds Average
-------------------------------------------------------------------------------
     6/30/93                 $ 9,579                           $10,000
     3/31/94                   9,252                             9,819
     3/31/95                   9,930                            10,422
     3/31/96                  10,769                            11,162
     3/31/97                  11,516                            11,733
     3/31/98                  12,830                            12,886
     3/31/99                  13,720                            13,581
     3/31/00                  13,408                            13,294
     3/31/01                  14,894                            14,664

New Jersey Portfolio Class A at NAV:            $15,549
New Jersey Portfolio Class A at offering:       $14,893
Lipper NJ Muni Funds Average:                   $14,664

Please see mountain chart footnotes on page 10.


--------------------------------------------------------------------------------
8 o ALLIANCE MUNICIPAL INCOME FUND II

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

Ohio Portfolio
6/30/93 to 3/31/01

   [The following was depicted as a mountain chart in the printed material.]

                         Ohio Portfolio                  Lipper Ohio Municipal
                             Class A                      Debt Funds Average
-------------------------------------------------------------------------------
     6/30/93                 $ 9,579                           $10,000
     3/31/94                   9,223                             9,843
     3/31/95                   9,964                            10,505
     3/31/96                  10,774                            11,244
     3/31/97                  11,513                            11,842
     3/31/98                  12,975                            13,046
     3/31/99                  13,698                            13,731
     3/31/00                  13,391                            13,474
     3/31/01                  14,816                            14,818

Ohio Portfolio: Class A at NAV:                 $15,468
Lipper OH Muni Funds Average:                   $14,818
Ohio Portfolio Class A at offering:             $14,816

Pennsylvania Portfolio
6/30/93 to 3/31/01

   [The following was depicted as a mountain chart in the printed material.]

                     Pennsylvania Portfolio       Lipper Pennsylvania Municipal
                             Class A                      Debt Funds Average
-------------------------------------------------------------------------------
     6/30/93                 $ 9,579                           $10,000
     3/31/94                   9,314                             9,873
     3/31/95                  10,038                            10,482
     3/31/96                  10,948                            11,261
     3/31/97                  11,765                            11,845
     3/31/98                  13,150                            13,046
     3/31/99                  13,991                            13,685
     3/31/00                  13,622                            13,357
     3/31/01                  15,036                            14,652

Pennsylvania Portfolio Class A at NAV:          $15,698
Pennsylvania Portfolio Class A at offering:     $15,036
Lipper PA Muni Funds Average:                   $14,652

Please see mountain chart footnotes on page 10.


--------------------------------------------------------------------------------
                                           ALLIANCE MUNCIPAL INCOME FUND II o 9

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

Virginia Portfolio
4/30/94 to 3/31/01

   [The following was depicted as a mountain chart in the printed material.]

                        Virginia Portfolio             Lipper Virginia Municipal
                             Class A                      Debt Funds Average
-------------------------------------------------------------------------------
     4/30/94                 $ 9,579                           $10,000
     3/31/95                  10,170                            10,591
     3/31/96                  11,182                            11,374
     3/31/97                  12,019                            11,946
     3/31/98                  13,764                            13,231
     3/31/99                  14,468                            13,894
     3/31/00                  14,361                            13,685
     3/31/01                  15,636                            15,003

Virginia Portfolio Class A at NAV:              $16,324
Virginia Portfolio Class A at offering:         $15,636
Lipper VA Muni Funds Average:                   $15,003

Each chart illustrates the total value of an assumed $10,000 investment in each portfolio of Alliance Municipal Income Fund II's Class A shares (since the closest month-end after each Portfolio's inception date through 3/31/01). Portfolio returns at offering in the charts reflect the deduction of the maximum 4.25% sales charges from initial $10,000 investments in the Portfolios and assume the reinvestment of dividends and capital gains. Performance at NAV (net asset value) does not reflect sales charges, which would reduce total return figures. Performance for Class B and Class C shares will vary from the results shown in these illustrations due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The Lipper Arizona Municipal Debt Funds Average reflects performance of 21 funds; the Lipper Florida Municipal Debt Funds Average reflects performance of 23 funds; the Lipper Massachusetts Municipal Debt Funds Average reflects performance of 32 funds; the Lipper Michigan Municipal Debt Funds Average reflects performance of 26 funds; the Lipper Minnesota Municipal Debt Funds Average reflects performance of 19 funds; the Lipper New Jersey Municipal Debt Funds Average reflects performance of 26 funds; the Lipper Ohio Municipal Debt Funds Average reflects performance of 24 funds; the Lipper Pennsylvania Municipal Debt Funds Average reflects performance of 35 funds; and the Lipper Virginia Municipal Debt Funds Average reflects performance of 27 funds for the period ended 3/31/01. The funds tracked by Lipper Inc. have generally similar investment objectives to the applicable Alliance Municipal Income Fund II Portfolios, although some of the funds may have investment policies that are somewhat different than those of Alliance Municipal Income Fund II.

When comparing an Alliance Municipal Income Fund II Portfolio to the corresponding Lipper Average, you should note that no charges are reflected in the performance of the Lipper Averages.

An investor cannot invest directly in an average, and its results are not indicative of any specific investment, including Alliance Municipal Income Fund II.


--------------------------------------------------------------------------------
10 o ALLIANCE MUNICIPAL INCOME FUND II

                                                               -----------------
                                                               PORTFOLIO SUMMARY
                                                               -----------------

PORTFOLIO SUMMARY
March 31, 2001 (unaudited)

      [The following was depicted as a pie chart in the printed material.]

ARIZONA PORTFOLIO
(CLASS A SHARES)
BOND QUALITY RATING

o    47.39% AAA
o    16.80% AA
o     9.03% A
o    11.13% BBB
o    15.65% NR

INCEPTION DATE
(Class A Shares)
6/1/94

      [The following was depicted as a pie chart in the printed material.]

FLORIDA PORTFOLIO
(CLASS A SHARES)
BOND QUALITY RATING

o    45.15% AAA
o     1.18% AA
o    20.48% A
o     8.19% BBB
o    25.00% NR

INCEPTION DATE
(Class A Shares)
6/25/93

      [The following was depicted as a pie chart in the printed material.]

MASSACHUSETTS PORTFOLIO
(CLASS A SHARES)
BOND QUALITY RATING

o    39.54% AAA
o    21.20% AA
o     2.45% A
o    36.81% BBB

INCEPTION DATE
(Class A Shares)
3/29/94

All data as of March 31, 2001. Each portfolio's quality breakdown is expressed as a percentage of the portfolio's total investments and may vary over time.

NR - non-rated.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNCIPAL INCOME FUND II o 11

-----------------
PORTFOLIO SUMMARY
-----------------

PORTFOLIO SUMMARY
March 31, 2001 (unaudited)

      [The following was depicted as a pie chart in the printed material.]

MICHIGAN PORTFOLIO
(CLASS A SHARES)
BOND QUALITY RATING

o    43.55% AAA
o     8.15% AA
o    26.14% A
o    14.58% BBB
o     7.58% NR

INCEPTION DATE
(Class A Shares)
2/25/94

      [The following was depicted as a pie chart in the printed material.]

MINNESOTA PORTFOLIO
(CLASS A SHARES)
BOND QUALITY RATING

o    50.76% AAA
o    26.20% AA
o     2.87% A
o    13.25% BBB
o     6.92% NR

INCEPTION DATE
(Class A Shares)
6/25/93

      [The following was depicted as a pie chart in the printed material.]

NEW JERSEY PORTFOLIO
(CLASS A SHARES)
BOND QUALITY RATING

o    45.22% AAA
o     6.82% AA
o    11.10% A
o    30.12% BBB
o     6.74% NR

INCEPTION DATE
(Class A Shares)
6/25/93

All data as of March 31, 2001. Each portfolio's quality breakdown is expressed as a percentage of the portfolio's total investments and may vary over time.

NR - non-rated.


--------------------------------------------------------------------------------
12 o ALLIANCE MUNICIPAL INCOME FUND II

                                                               -----------------
                                                               PORTFOLIO SUMMARY
                                                               -----------------

PORTFOLIO SUMMARY
March 31, 2001 (unaudited)

      [The following was depicted as a pie chart in the printed material.]

OHIO PORTFOLIO
(CLASS A SHARES)
BOND QUALITY RATING

o    17.77% AAA
o     1.90% AA
o    23.45% A
o    36.43% BBB
o    20.45% NR

INCEPTION DATE
(Class A Shares)
6/25/93

      [The following was depicted as a pie chart in the printed material.]

PENNSYLVANIA PORTFOLIO
(CLASS A SHARES)
BOND QUALITY RATING

o    37.82% AAA
o    24.53% AA
o     6.97% A
o    28.90% BBB
o     1.78% NR

INCEPTION DATE
(Class A Shares)
6/25/93

      [The following was depicted as a pie chart in the printed material.]

VIRGINIA PORTFOLIO
(CLASS A SHARES)
BOND QUALITY RATING

o    34.71% AAA
o    21.98% AA
o    18.49% A
o    22.02% BBB
o     2.80% NR

INCEPTION DATE
(Class A Shares)
4/29/94

All data as of March 31, 2001. Each portfolio's quality breakdown is expressed as a percentage of the portfolio's total investments and may vary over time.

NR - non-rated.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNCIPAL INCOME FUND II o 13

------------------
INVESTMENT RESULTS
------------------

INVESTMENT RESULTS
Average Annual Total Returns as of March 31, 2001

                                                  NAV and SEC Total Returns
-------------------------------------------------------------------------------------------------
                                   Without Sales Charge                 With Sales Charge
-------------------------------------------------------------------------------------------------
                                                      Since                               Since
                             1 Year      5 Years    Inception    1 Year      5 Years    Inception
-------------------------------------------------------------------------------------------------
Arizona Portfolio
  Class A                     9.01%       7.12%       7.05%       4.36%       6.19%       6.38%
  Class B                     8.19%       6.37%       6.39%       5.19%       6.37%       6.39%
  Class C                     8.19%       6.38%       6.30%       7.19%       6.38%       6.30%
Florida Portfolio
  Class A                    10.45%       6.52%       5.82%       5.73%       5.59%       5.23%
  Class B                     9.54%       5.74%       5.23%       6.54%       5.74%       5.23%
  Class C                     9.54%       5.74%       5.05%       8.54%       5.74%       5.05%
Massachusetts Portfolio
  Class A                    10.44%       7.45%       7.72%       5.78%       6.53%       7.06%
  Class B                     9.62%       6.74%       7.11%       6.62%       6.74%       7.11%
  Class C                     9.62%       6.74%       6.99%       8.62%       6.74%       6.99%
Michigan Portfolio
  Class A                     9.69%       7.24%       6.95%       5.06%       6.32%       6.31%
  Class B                     8.95%       6.50%       6.32%       5.95%       6.50%       6.32%
  Class C                     8.95%       6.50%       6.21%       7.95%       6.50%       6.21%
Minnesota Portfolio
  Class A                    10.46%       6.92%       5.70%       5.72%       5.98%       5.12%
  Class B                     9.70%       6.15%       5.09%       6.70%       6.15%       5.09%
  Class C                     9.59%       6.15%       4.93%       8.59%       6.15%       4.93%
New Jersey Portfolio
  Class A                    11.08%       6.70%       5.84%       6.38%       5.77%       5.26%
  Class B                    10.27%       5.93%       5.26%       7.27%       5.93%       5.26%
  Class C                    10.15%       5.93%       5.08%       9.15%       5.93%       5.08%
Ohio Portfolio
  Class A                    10.64%       6.58%       5.77%       5.91%       5.65%       5.19%
  Class B                     9.76%       5.82%       5.17%       6.76%       5.82%       5.17%
  Class C                     9.86%       5.85%       5.03%       8.86%       5.85%       5.03%
Pennsylvania Portfolio
  Class A                    10.38%       6.55%       5.97%       5.72%       5.63%       5.39%
  Class B                     9.60%       5.78%       5.39%       6.60%       5.78%       5.39%
  Class C                     9.60%       5.78%       5.21%       8.60%       5.78%       5.21%
Virginia Portfolio
  Class A                     8.88%       6.94%       7.34%       4.28%       6.01%       6.67%
  Class B                     8.16%       6.22%       6.71%       5.16%       6.22%       6.71%
  Class C                     8.06%       6.20%       6.60%       7.06%       6.20%       6.60%

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A shares or applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1% year 1 contingent deferred sales charge for accounts over $1,000,000.

Price fluctuation may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------
14 o ALLIANCE MUNICIPAL INCOME FUND II

                                                              ------------------
                                                              INVESTMENT RESULTS
                                                              ------------------

INVESTMENT RESULTS
As of March 31, 2001

ALLIANCE MUNICIPAL INCOME FUND II

--------------------------------------------------------------------------------
                                                     Taxable-Equivalent Yield in
                                30 Day SEC Yield*    36% Tax Bracket (at NAV)**
--------------------------------------------------------------------------------
Arizona Portfolio
  Class A                             4.88%                    8.41%
  Class B                             4.40%                    7.49%
  Class C                             4.39%                    7.49%
Florida Portfolio
  Class A                             4.96%                    8.17%
  Class B                             4.48%                    7.28%
  Class C                             4.48%                    7.28%
Massachusetts Portfolio
  Class A                             4.80%                    8.66%
  Class B                             4.33%                    7.83%
  Class C                             4.33%                    7.83%
Michigan Portfolio
  Class A                             4.75%                    8.37%
  Class B                             4.26%                    7.45%
  Class C                             4.26%                    7.47%
Minnesota Portfolio
  Class A                             4.92%                    8.92%
  Class B                             4.42%                    8.04%
  Class C                             4.43%                    8.04%
New Jersey Portfolio
  Class A                             4.64%                    8.58%
  Class B                             4.13%                    7.64%
  Class C                             4.14%                    7.63%
Ohio Portfolio
  Class A                             4.74%                    8.85%
  Class B                             4.24%                    8.01%
  Class C                             4.25%                    8.01%
Pennsylvania Portfolio
  Class A                             4.75%                    8.38%
  Class B                             4.25%                    7.52%
  Class C                             4.26%                    7.52%
Virginia Portfolio
  Class A                             4.71%                    8.67%
  Class B                             4.22%                    7.73%
  Class C                             4.23%                    7.73%

* SEC yields are based on SEC guidelines and are calculated on 30 days ended March 31, 2001.

** The taxable-equivalent yield is based on NAV and a 36% marginal Federal income tax rate and maximum state, city and local taxes, where applicable.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNCIPAL INCOME FUND II o 15

------------------------
       ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2001 (unaudited)

Standard &                                              Principal
Poor's                                                     Amount
Ratings                                                     (000)          Value
--------------------------------------------------------------------------------

        Municipal Bonds-98.8%
        Arizona-87.0%
Aa3     Arizona Educational Loan Marketing Corp
        (Student Loan Rev) Ser 91A
        3.60%, 12/01/20(a) .............................  $   420    $   420,000
Aaa     Arizona Student Loan Acquisition Authority
        (Student Loan Rev) Ser 99B-1 AMT
        5.90%, 5/01/24(a) ..............................    1,500      1,567,140
AAA     Glendale IDR
        (Midwestern Univ)
        Connie Lee Ser 96A
        6.00%, 5/15/26 .................................      475        504,863
NR      Goodyear Assessment District #1
        (Palm Valley) Ser 96C
        7.25%, 7/01/16 .................................    4,068      4,368,178
NR      Goodyear Dev Auth Water & Sewer Rev
        (Litchfield Pk Svc Proj) Ser 99 AMT
        5.95%, 10/01/23 ................................    3,160      3,016,978
NR      Goodyear Spec. Assessment
        (Estrella Ranch Cmnty Proj) Ser 01A
        7.875%, 7/01/25 ................................    8,088      8,125,367
NR      Hassayampa Cmnty Fac District #1
        Spec Assessment Lien Ser 96
        7.75%, 7/01/21 .................................    6,540      7,121,995
NR      Hassayampa Cmnty Fac District #2
        Spec Assessment Lien Ser 00
        7.50%, 7/01/24 .................................    1,240      1,344,867
AAA     Maricopa Cnty GO School Dist No. 28
        (Kyrene Elem) FGIC Ser 95B
        6.00%, 7/01/14 .................................    2,000      2,094,300
AAA     Maricopa Cnty Hospital Rev
        (Catholic Healthcare Center)
        7.452%, 7/01/13(b) .............................    2,700      2,908,818
A-      Maricopa Cnty IDR
        (Citizens Utilities) Ser 95 AMT
        6.20%, 5/01/30 .................................    8,550      8,564,706
AA      Maricopa Cnty MFHR
        (Avalon Apts Proj) Asset Gty Ser 00A
        6.35%, 4/01/30 .................................    1,550      1,624,989
AAA     Maricopa Cnty SFMR
        GNMA/FNMA/FHLMC Ser 00C-1 AMT
        6.25%, 12/01/30 ................................    1,860      1,973,386
AAA     Mesa Cnty Health Care Fac
        (Discovery Hlth Sys) MBIA Ser 99A
        5.75%, 1/01/25 .................................   15,000     15,763,500


--------------------------------------------------------------------------------
16 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        ARIZONA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard &                                              Principal
Poor's                                                     Amount
Ratings                                                     (000)          Value
--------------------------------------------------------------------------------

AA-     Mohave Cnty IDR
        (Cargill/North Star Steel) Ser 95A AMT
        6.70%, 3/01/20 ................................    $4,960    $ 5,361,413
A+      Mohave Cnty IDR
        (Citizens Utilities) Ser 93B AMT
        5.80%, 11/15/28 ...............................     2,000      1,854,460
AAA     Mohave Cnty MFHR
        (Chris Ridge & Silver) GNMA Ser 96
        6.375%, 11/01/31 ..............................     1,000      1,061,740
AA+     Phoenix Excise Tax Rev
        (Civic Plaza Bldg Corp) Sr Lien Ser 94
        6.00%, 7/01/12 ................................     1,015      1,090,465
AA      Phoenix MFHR
        (Woodstone & Silver Springs)
        Asset Gty Ser 93
        6.25%, 4/01/23 ................................     3,000      3,104,580
AAA     Phoenix SFMR
        FNMA/GNMA/FHLMC Ser 00B-1 AMT
        6.00%, 6/01/31 ................................     2,640      3,066,096
B+      Pima Cnty IDR
        (Tucson Electric Pwr) Ser 97C
        6.00%, 9/01/29 ................................     1,930      1,782,143
AAA     Pima Cnty MFHR
        (La Hacienda) GNMA Ser 99
        7.00%, 12/20/31 ...............................     1,290      1,466,420
AAA     Pima Cnty SFMR
        GNMA Ser 99B-1 AMT
        6.10%, 5/01/31 ................................     4,260      4,428,781
AAA     Pima Cnty SFMR
        GNMA/FNMA/FHLMC Ser 01A-1 AMT
        5.35%, 11/01/24 ...............................     1,000        995,970
        GNMA/FNMA/FHLMC Ser 97A AMT
        6.25%, 11/01/30 ...............................     2,160      2,255,796
A       Show Low Assessment District #6
        (Torreon)
        6.00%, 1/01/18 ................................     1,000      1,011,730
AAA     Tempe MFHR
        (Quadrangles) FHA Ser 93
        6.25%, 6/01/26 ................................     5,165      5,347,479
AAA     Yuma Dev Auth Hosp Rev
        (Regional Med Ctr) FSA
        5.00%, 8/01/31 ................................     1,500      1,445,835
                                                                     -----------
                                                                      93,671,995
                                                                     -----------


--------------------------------------------------------------------------------
                                          ALLIANCE MUNCIPAL INCOME FUND II o 17

------------------------
       ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2001 (unaudited)

Standard &                                              Principal
Poor's                                                     Amount
Ratings                                                     (000)          Value
--------------------------------------------------------------------------------

        Puerto Rico-7.1%
AA      Puerto Rico Fin Auth
        (Ascension Hlth) Ser 00A
        6.125%, 11/15/30 .............................    $ 4,500   $  4,775,580
AAA     Puerto Rico Hsg Fin Corp Rev SFMR
        GNMA Ser 98A AMT
        5.20%, 12/01/32 ..............................      1,000      1,000,910
BBB-    Puerto Rico Port Auth
        (American Airlines) Ser 96A AMT
        6.25%, 6/01/26 ...............................      1,900      1,912,863
                                                                    ------------
                                                                       7,689,353
                                                                    ------------

        Indiana-4.7%
BB+     Indianapolis Airport Auth
        (United Airlines) Ser 95A AMT
        6.50%, 11/15/31 ..............................      5,300      5,089,272
                                                                    ------------

        Total Investments-98.8%
          (cost $102,546,818) ........................               106,450,620
        Other assets less liabilities-1.2% ...........                 1,310,281
                                                                    ------------

        Net Assets-100% ..............................              $107,760,901
                                                                    ============

See footnote summary on page 40.
See Glossary of Terms on page 40.
See notes to financial statements.


--------------------------------------------------------------------------------
18 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        FLORIDA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2001 (unaudited)

Standard &                                              Principal
Poor's                                                     Amount
Ratings                                                     (000)          Value
--------------------------------------------------------------------------------

        Municipal Bonds-97.5%
        Florida-97.5%
Aaa     Brevard Cnty Hsg Fin Auth SFMR
        GNMA Ser 94 AMT
        6.70%, 9/01/27(a) ............................    $ 4,140    $ 4,332,055
NR      Capital Region Cmnty Dev Dist
        Ser 01A-2
        6.85%, 5/01/31 ...............................      1,250      1,253,750
NR      Clay Cnty Cmnty Dev Dist
        (Crossings at Flemings Island)
        Spec Assessment Ser 00C
        7.10%, 5/01/30 ...............................     21,860     23,015,082
NR      Dade Cnty Hsg Fin Auth MFHR
        (Golden Lakes Apts) Ser 97A AMT
        6.00%, 11/01/32 ..............................        250        258,960
        6.05%, 11/01/39 ..............................        750        762,990
AAA     Dade Cnty Hsg Fin Auth MFHR
        (Marbrisa Apts) FSA Ser 002-A AMT
        6.15%, 8/01/38 ...............................      1,515      1,587,932
AAA     Escambia Cnty Hsg Fin Auth SFMR
        GNMA Ser 95B AMT
        6.25%, 4/01/28 ...............................      9,200      9,481,980
Baa1    Escambia Cnty PCR
        (Champion Int'l Corp) Ser 96 AMT
        6.40%, 9/01/30(a) ............................      5,000      5,076,100
AAA     Florida Hsg Fin Agy MFHR
        (Turtle Creek Apts) AMBAC
        Ser 96C AMT
        6.20%, 5/01/36 ...............................      3,245      3,395,828
AAA     Florida Hsg Fin Agy SFMR
        Ser 95A AMT
        6.65%, 1/01/24 ...............................      6,485      6,808,212
Aaa     Florida Hsg Fin Corp MFHR
        (Cobblestone Apts)
        Ser 00K-1 GNMA AMT
        6.10%, 6/01/42(a) ............................      7,880      8,179,125
AAA     Florida Hsg Fin Corp MFHR
        (Logans Pointe Apts) FSA Ser 99 AMT
        6.00%, 6/01/39 ...............................      5,080      5,391,810
AAA     Florida Hsg Fin Corp MFHR
        (Mystic Pointe II) GNMA Ser 00
        6.30%, 12/01/41 ..............................      1,165      1,229,902
AAA     Florida Hsg Fin Corp MFHR
        (Raintree Apts) GNMA Ser 00 AMT
        6.05%, 3/01/42 ...............................      5,885      6,080,617


--------------------------------------------------------------------------------
                                          ALLIANCE MUNCIPAL INCOME FUND II o 19

------------------------
       FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2001 (unaudited)

Standard &                                              Principal
Poor's                                                     Amount
Ratings                                                     (000)          Value
--------------------------------------------------------------------------------

AAA     Florida Hsg Fin Corp MFHR
        (Sabal Chase Apts) Ser 00 AMT
        6.00%, 5/01/40 ...............................    $ 3,650    $ 3,772,968
AAA     Florida Hsg Fin Corp MFHR
        (Walker Ave Club) FSA Ser 00L-1 AMT
        6.00%, 12/01/38 ..............................      3,435      3,551,653
AAA     Florida Hsg Fin Corp MFHR
        (Waverly Apts) Ser 00C-1 AMT
        6.50%, 7/01/40 ...............................      2,790      2,985,691
AAA     Lee Cnty Arpt Rev
        (Southwest Int'l) FSA Ser 00A AMT
        6.00%, 10/01/32 ..............................     23,000     24,762,720
Aaa     Manatee Cnty Hsg Fin Auth SFMR
        GNMA Ser 96-1 AMT
        5.625%, 11/01/14(a) ..........................        345        345,155
Aaa     Manatee Cnty Hsg Fin Auth SFMR
        GNMA Ser 99 AMT
        6.25%, 11/01/28(a) ...........................      2,930      3,203,750
A       Miami-Dade Cnty Hsg Fin Agy
        (Marbrisa Apts Proj) Ser 99-A AMT
        6.20%, 10/01/39 ..............................      5,145      5,323,017
NR      Lee Cnty Cmnty Dev Dist
        (Miromar Lakes)
        Ser 00A
        7.25%, 5/01/12 ...............................      9,945     10,312,070
        Ser 00A AMT
        7.375%, 5/01/32 ..............................     14,530     15,003,969
A-      North Broward Hosp Dist Rev
        Ser 01
        6.00%, 1/15/31 ...............................      4,000      4,005,840
AA      Orange Cnty Hlth Facs Auth Rev
        (Mayflower Retirement Proj)
        Asset Gty Ser 99
        5.25%, 6/01/29 ...............................      1,060      1,043,072
A3      Orange Cnty Hsg Fin Auth MFHR
        (Loma Vista Proj) Ser 99G AMT
        5.50%, 3/01/32(a) ............................      6,500      6,519,305
AA-     Orlando Util Cmnty Wtr & Elec Rev
        Ser 93B
        7.215%, 10/06/17 .............................      1,235      1,299,936
A+      Palm Beach Cnty Indl Dev Rev
        (Lourdes-McKeen Residence) Ser 96
        5.625%, 12/01/26 .............................      4,000      4,205,120
A       Pasco Cnty Hsg Fin Auth MFHR
        (Pasco Woods Apts) Ser 99A AMT
        5.90%, 8/01/39 ...............................      3,690      3,755,719


--------------------------------------------------------------------------------
20 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        FLORIDA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard &                                             Principal
Poor's                                                    Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------

Aaa     Pinellas Cnty Hsg Fin Auth SFMR
        GNMA Ser 94A AMT
        6.55%, 8/01/27(a)...........................     $ 4,090  $    4,249,224
NR      St. Johns Cnty
        (Julington Creek Plantation) Ser 97
        7.125%, 5/01/19.............................       8,430       8,985,031
A3      Tallahassee Health Facs
        (Tallahassee Memorial) Ser 00
        6.375%, 12/01/30(a).........................      15,000      15,685,950
Baa2    Volusia Cnty Edl Fac Auth
        (Embry Riddle Aero Univ) Ser 99A
        5.75%, 10/15/29(a)..........................       2,000       2,017,480
                                                                  --------------
                                                                     197,882,013
                                                                  --------------
        Total Investments-97.5%
           (cost $188,828,365)......................                 197,882,013
        Other assets less liabilities-2.5%..........                   5,079,396
                                                                  --------------
        Net Assets-100%.............................              $  202,961,409
                                                                  ==============

See footnote summary on page 40.
See Glossary of Terms on page 40.
See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 21

------------------------
 MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2001 (unaudited)

Standard &                                               Principal
Poor's                                                      Amount
Ratings                                                      (000)         Value
--------------------------------------------------------------------------------

        Municipal Bonds-98.7%
        Massachusetts-95.5%
BBB-    Massachusetts Dev Fin Agy
        (Boston Biomedical) Ser 99
        5.75%, 2/01/29..............................       $ 1,800   $ 1,639,836
BBB-    Massachusetts Dev Fin Agy
        (Eastern Nazarene) Ser 99
        5.625%, 4/01/29.............................         2,000     1,732,060
A       Massachusetts Dev Fin Agy
        (Massachusetts Biomedical) Ser 00C
        6.25%, 8/01/20..............................         3,000     3,162,270
BBB     Massachusetts Dev Fin Agy
        (Massachusetts College of Pharmacy)
        Ser 99B
        6.75%, 7/01/30..............................         5,600     5,938,744
BBB     Massachusetts Dev Fin Agy
        (Ogden Haverhill Proj) Ser 98B AMT
        5.50%, 12/01/19.............................         2,735     2,428,024
AA      Massachusetts Dev Fin Agy
        (Seven Hills) Asset Gty Ser 99
        5.15%, 8/01/28..............................         6,035     5,904,644
BBB     Massachusetts Dev Fin Agy
        (Suffolk Univ) Ser 99
        5.85%, 7/01/29..............................         1,375     1,358,005
AA      Massachusetts Dev Fin Agy
        (Worcester Redev Auth) Asset Gty Ser 99
        5.25%, 6/01/19..............................         2,350     2,349,836
        6.00%, 6/01/24..............................         1,300     1,401,153
BBB+    Massachusetts Dev Fin Agy
        (YMCA Greater Boston) Ser 98
        5.45%, 11/01/28.............................         1,000       949,450
AAA     Massachusetts Ed Fin Auth
        (Educational Loan) MBIA Ser 00G AMT
        6.00%, 12/01/16.............................         2,000     2,106,140
AAA     Massachusetts Hlth & Ed Fac Auth
        (Beth Israel) AMBAC Ser G-4
        7.883%, 7/01/25(b)..........................         2,000     2,105,940
BBB     Massachusetts Hlth & Ed Fac Auth
        (Caritas Christi) Ser 99A
        5.75%, 7/01/28..............................        17,440    14,372,130
BBB+    Massachusetts Hlth & Ed Fac Auth
        (Jordan Hosp) Ser 92B
        6.875%, 10/01/15............................         1,500     1,510,350
Baa3    Massachusetts Hlth & Ed Fac Auth
        (Lasell College) Ser 99A
        5.625%, 7/01/29(a) .........................         6,490     6,288,680


--------------------------------------------------------------------------------
22 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        MASSACHUSETTS PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard &                                               Principal
Poor's                                                      Amount
Ratings                                                      (000)         Value
--------------------------------------------------------------------------------

BBB     Massachusetts Hlth & Ed Fac Auth
        (Winchester Hosp) Ser 00E
        6.75%, 7/01/30..............................       $ 7,000  $  7,133,700
AAA     Massachusetts Hsg Fin Agy
        AMBAC Ser 93A
        6.15%, 10/01/15.............................         1,000     1,037,850
AAA     Massachusetts Hsg Fin Agy MFHR
        (Rental Hsg) AMBAC Ser 00A AMT
        6.00%, 7/01/41..............................         5,950     6,162,832
AAA     Massachusetts Hsg Fin Agy MFHR
        (Harbor Point) AMBAC Ser 96A AMT
        6.40%, 12/01/15.............................         4,880     5,248,635
AAA     Massachusetts Hsg Fin Agy MFHR
        (Rental Hsg) AMBAC Ser 95E AMT
        6.00%, 7/01/37..............................         2,680     2,758,926
A+      Massachusetts Hsg Fin Agy SFMR
        Ser 40 AMT
        6.65%, 12/01/27.............................         9,260     9,749,854
AAA     Massachusetts Hsg Fin Agy SFMR
        FSA Ser 71 AMT
        5.65%, 6/01/31..............................         2,470     2,505,222
AAA     Massachusetts Hsg Fin Agy SFMR
        FSA Ser 73 AMT
        5.90%, 12/01/23.............................         9,965    10,269,530
AAA     Massachusetts Ind Fin Agy
        (Heights Crossing) FHA Ser 95 AMT
        6.15%, 2/01/35..............................         5,950     6,184,192
AA-     Massachusetts Port Auth
        Ser 99D AMT
        6.00%, 7/01/29..............................         7,500     7,994,700
AAA     Massachusetts Port Auth Spec Fac
        (Bosfuel Corp) MBIA Ser 97 AMT
        6.00%, 7/01/36 .............................         5,995     6,329,041
AAA     Massachusetts Port Auth Spec Fac
        (US Air) MBIA Ser 96A AMT
        5.875%, 9/01/23.............................         6,140     6,410,958
                                                                    ------------
                                                                     125,032,702
                                                                    ------------
        Texas-3.2%
BB      Houston Aprt Fac
        (Continental Airlines) Ser 98C AMT
        5.70%, 7/15/29..............................         5,000     4,241,200
                                                                    ------------


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 23

------------------------
 MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2001 (unaudited)

                                                                           Value
--------------------------------------------------------------------------------

        Total Investments-98.7%
           (cost $122,452,078) ...........................         $ 129,273,902
        Other assets less liabilities-1.3% ...............             1,741,584
                                                                   -------------

        Net Assets-100% ..................................         $ 131,015,486
                                                                   =============

See footnote summary on page 40.
See Glossary of Terms on page 40.
See notes to financial statements.


--------------------------------------------------------------------------------
24 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        MICHIGAN PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2001 (unaudited)

Standard &                                               Principal
Poor's                                                      Amount
Ratings                                                      (000)         Value
--------------------------------------------------------------------------------

        Municipal Bonds-96.6%
        Michigan-94.0%
AAA     Detroit Sew Disp Rev
        FGIC Ser 93A, Pre-refunded
        7.364%, 7/01/23(b)..........................        $4,100   $ 4,325,296
AAA     Kalamazoo Hosp Fin Auth ETM
        (Borgess Med Ctr) FGIC Ser 94A
        6.618%, 6/01/11(b)..........................         2,170     2,309,292
Aaa     Michigan Hsg Dev Auth MFHR
        (Arbor Pointe) GNMA Ser 99
        5.40%, 6/20/40(a)...........................         1,810     1,822,561
Aaa     Michigan Hsg Dev Auth MFHR
        (Oakbrook Villa) GNMA Ser 00A AMT
        6.50%, 1/20/42(a)...........................         2,000     2,135,140
AAA     Michigan Hsg Dev Auth SFMR
        MBIA Ser 99B-1 AMT
        6.375%, 6/01/29.............................         2,315     2,436,885
AA-     Michigan Hosp Fin Auth Rev
        (Trinity Health) Ser 00A
        6.00%, 12/01/27.............................         2,350     2,411,194
AAA     Michigan Strategic Fund
        (Detroit Edison) MBIA Ser 95AA
        6.40%, 9/01/25..............................         2,205     2,386,670
NR      Michigan Strategic Fund
        (Holland Home) Ser 98
        5.75%, 11/15/18.............................         1,500     1,288,695
        5.75%, 11/15/28.............................         3,000     2,450,700
A+      Michigan Strategic Fund PCR
        (True Ind Warren)
        3.65%, 5/01/20(b)...........................         2,300     2,300,000
A       Michigan Strategic Fund PCR
        (General Motors Corp) Ser 95
        6.20%, 9/01/20..............................         1,405     1,479,100
BB+     Midland Cnty PCR
        (CMS Energy) Ser 00A AMT
        6.875%, 7/23/09.............................         7,000     7,192,570
BBB+    Romulus Tax Increment Fin Auth
        Ser 94
        6.75%, 11/01/19.............................         1,585     1,674,267
A       Saginaw Hosp Fin Auth
        (Convenant Medical Ctr) Ser 00F
        6.50%, 7/01/30..............................         9,390     9,744,285
AA      Troy Downtown Dev Auth
        Asset Gty Ser 95A
        6.375%, 11/01/18............................         1,500     1,609,830


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 25

------------------------
      MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2001 (unaudited)

Standard &                                              Principal
Poor's                                                     Amount
Ratings                                                     (000)          Value
--------------------------------------------------------------------------------

AAA     Wayne Charter Cnty
        (Detroit Metro Arpt Hotel) MBIA Ser 01A
        5.00%, 12/01/30 ...........................        $2,500   $  2,413,650
                                                                    ------------
                                                                      47,980,135
                                                                    ------------
        Puerto Rico-2.6%
AAA     Puerto Rico Hsg Fin Corp Rev SFMR
        GNMA Ser 98 AMT
        5.20%, 12/01/32 ...........................         1,350      1,351,229
                                                                    ------------
        Total Investments-96.6%
           (cost $47,458,856) .....................                   49,331,364
        Other assets less liabilities-3.4% ........                    1,743,076
                                                                    ------------

        Net Assets-100% ...........................                 $ 51,074,440
                                                                    ============


See footnote summary on page 40.
See Glossary of Terms on page 40.
See notes to financial statements.


--------------------------------------------------------------------------------
26 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        MINNESOTA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2001 (unaudited)

Standard &                                               Principal
Poor's                                                      Amount
Ratings                                                      (000)         Value
--------------------------------------------------------------------------------

        Municipal Bonds-98.7%
        Minnesota-98.7%
AAA     Brooklyn Park MFHR
        (Brooks Landing) FNMA Ser 99A AMT
        5.50%, 7/01/19..............................        $1,355   $ 1,385,758
Aaa     Eagan MFHR
        (Woodridge Apts Proj) GNMA Ser 97A
        5.95%, 2/01/32(a)...........................         1,905     1,982,076
Aaa     Little Canada MFHR
        (Cedars Lakeside Apts) GNMA Ser 97A
        5.95%, 2/01/32(a)...........................         1,650     1,716,759
NR      Minneapolis Hlth Fac
        (Walker Methodist) Ser 98A
        6.00%, 11/15/28.............................         8,000     6,796,240
AAA     Minneapolis & St. Paul Arpt Rev
        FGIC Ser 00B AMT
        6.00%, 1/01/21..............................         2,070     2,242,162
A-      Minneapolis Common Bond Fund
        Cmnty Dev Agy
        Ser 95-2 AMT
        6.625%, 12/01/15............................         1,245     1,312,827
AAA     Minnesota Agric & Eco Dev
        (Benedictine Health) MBIA Ser 99
        5.125%, 2/15/29.............................         2,300     2,258,002
NR      Minnesota Agric & Eco Dev
        (Small Business Loan Prog)
        Ser 00A AMT
        7.25%, 8/01/20..............................         1,000     1,056,720
        Ser 00C AMT
        7.25%, 8/01/20..............................         1,000     1,056,720
        Ser 00D AMT
        7.25%, 8/01/20..............................         1,000     1,056,720
Baa2    Minnesota Higher Ed Fac Auth
        (College Art & Design) Ser 00-5D
        6.75%, 5/01/26(a)...........................         1,000     1,043,310
Baa1    Minnesota Higher Ed Fac Auth
        (Hamline Univ) Ser 4-1
        6.00%, 10/01/16(a)..........................           790       814,909
        (Hamline Univ) Ser 99-5B
        6.00%, 10/01/29(a)..........................         1,250     1,291,087
AA+     Minnesota Hsg Fin Agy SFMR
        Ser 96G AMT
        6.25%, 7/01/26..............................         6,320     6,540,189
Aaa     Minnetonka MFHR
        (Archer Heights Apts Proj)
        GNMA Ser 99A AMT
        5.30%, 1/20/27(a)...........................         1,620     1,626,205


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 27

------------------------
MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2001 (unaudited)

Standard &                                               Principal
Poor's                                                      Amount
Ratings                                                      (000)         Value
--------------------------------------------------------------------------------

AA+     Rochester Hosp Rev
        (Mayo Med Ctr) Ser 92H
        8.168%, 11/15/15(d) ......................          $3,000  $  3,235,410
BBB+    So. St. Paul Hosp Rev
        (Health East Proj) Ser 94
        6.75%, 11/01/09 ..........................           3,000     2,918,220
Aaa     St. Cloud Hosp Rev
        (St Cloud Hospital) FSA Ser 00A
        5.875%, 5/01/30(a) .......................           2,090     2,225,913
Aaa     St. Paul MFHR
        (Wellington Proj) FHLMC Ser 99A
        5.10%, 2/01/24(a) ........................           2,000     2,005,980
AA      Waconia Hlth Care Fac Rev
        (Ridgeview Med Ctr) Asset Gty Ser 99A
        6.125%, 1/01/29 ..........................           2,065     2,224,666
AAA     White Bear Lake Rev MFHR
        (Renova Partners Proj)
        FNMA Ser 01
        5.60%, 10/01/30 ..........................           1,000     1,008,660
                                                                    ------------
        Total Investments-98.7%
           (cost $43,632,094) ....................                    45,798,533
        Other assets less liabilities-1.3% .......                       611,992
                                                                    ------------

        Net Assets-100% ..........................                  $ 46,410,525
                                                                    ============

See footnote summary on page 40.
See Glossary of Terms on page 40.
See notes to financial statements.


--------------------------------------------------------------------------------
28 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        NEW JERSEY PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2001 (unaudited)

Standard &                                            Principal
Poor's                                                   Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

       Municipal Bonds-99.4%
       New Jersey-92.3%
Aaa    Lafayette Yard NJ Com Dev Corp
       (Conv Ctr Hotel Proj) MBIA Ser 00
       5.80%, 4/01/35(a) ......................     $     2,100      $ 2,220,687
BBB-   New Jersey Eco Dev
       (American Airlines) AMT
       7.10%, 11/01/31 ........................           4,500        4,631,580
AAA    New Jersey Eco Dev
       (American Water Co) FGIC AMT
       6.875%, 11/01/34 .......................           5,000        5,447,150
A+     New Jersey Eco Dev
       (Anheuser-Busch) Ser 95 AMT
       5.85%, 12/01/30 ........................           8,000        8,261,600
AAA    New Jersey Eco Dev
       AMBAC Ser 01A
       5.00%, 6/15/21 .........................           8,000        7,949,120
BB     New Jersey Eco Dev
       (Continental Airlines) Ser 00 AMT
       6.40%, 9/15/23 .........................           3,250        3,159,487
       7.20%, 11/15/30 ........................          25,000       25,859,250
AAA    New Jersey Eco Dev
       (Hackensack Water Co)
       MBIA Ser 94B AMT
       5.90%, 3/01/24 .........................           4,000        4,163,600
NR     New Jersey Eco Dev
       (Kapkowski Rd) Ser 98B AMT
       6.50%, 4/01/31 .........................          11,585       11,718,343
AAA    New Jersey Eco Dev
       (NUI Corp) AMBAC Ser 96A AMT
       3.55%, 6/01/26(b) ......................             500          500,000
BBB    New Jersey Eco Dev PCR
       (NUI Corp) Ser 98A AMT
       5.25%, 11/01/33 ........................          17,750       16,327,337
AAA    New Jersey Eco Dev
       (Pub Ser Elec & Gas) MBIA Ser 94A AMT
       6.40%, 5/01/32 .........................           5,000        5,312,400
AAA    New Jersey Eco Dev Auth
       (United Water) AMBAC Ser 96B
       3.60%, 11/01/25(b) .....................           2,400        2,400,000
AAA    New Jersey Higher Ed
       (Student Loan) MBIA Ser 00A AMT
       6.15%, 6/01/19 .........................           1,500        1,597,815
A      New Jersey Hlth Care Fac
       (Palisades Med Ctr) ACA Ser 99
       5.25%, 7/01/28 .........................           3,000        2,721,960


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 29

------------------------
    NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2001 (unaudited)

Standard &                                               Principal
Poor's                                                      Amount
Ratings                                                      (000)         Value
--------------------------------------------------------------------------------

A+     New Jersey Hlth Care Fac
       (Robert Wood Johnson) Ser 00
       5.75%, 7/01/31 ..........................           $ 6,000  $  6,203,580
AAA    New Jersey Hsg & Mtg Fin Agy MFHR
       AMBAC Ser 96A AMT
       6.25%, 5/01/28 ..........................             5,000     5,255,900
AAA    New Jersey Hsg & Mtg Fin Agy MFHR
       FSA Ser 00 A1 AMT
       6.35%, 11/01/31 .........................             2,000     2,122,680
AAA    New Jersey Hsg & Mtg Fin Agy SFMR
       (Home Buyers) MBIA AMT
       6.35%, 10/01/27 .........................             4,950     5,157,900
       5.90%, 10/01/29 .........................            10,540    10,837,333
AAA    New Jersey Higher Ed
       (Rowan University)
       FGIC Ser 01C
       5.00%, 7/01/31 ..........................             2,000     1,951,120
AA+    New Jersey State Ser 95 CB1
       3.50%, 2/15/11(b) .......................               500       500,000
Aaa    Passaic Cnty
       FSA Ser 01
       4.90%, 6/01/17(a) .......................             2,330     2,324,688
AAA    Port Auth of NY & NJ
       (JFK Int'l Airport Proj)
       MBIA Ser 97-6 AMT
       5.75%, 12/01/22 .........................             8,110     8,515,176
AAA    Port Auth of NY & NJ 96th
       FGIC Ser 94 AMT
       6.60%, 10/01/23 .........................             8,000     8,544,240
AA-    Salem Cnty NJ Waste Disposal Auth
       (E.I. Dupont) Ser 92A AMT
       6.125%, 7/15/22 .........................             3,500     3,584,525
BBB-   South Jersey Transportation Auth
       NJ Lease Rev
       (Raytheon Aircraft Service) Ser 97A AMT
       6.15%, 1/01/22 ..........................               400       395,340
AAA    Vineland NJ Sewer Auth
       (Landis) FGIC Ser 93C
       7.37%, 9/19/19(b) .......................             3,250     3,830,093
                                                                    ------------
                                                                     161,492,904
                                                                    ------------


--------------------------------------------------------------------------------
30 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        NEW JERSEY PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard &                                          Principal
Poor's                                                 Amount
Ratings                                                 (000)              Value
--------------------------------------------------------------------------------

        Puerto Rico-5.9%
BBB-    Puerto Rico Port Auth
        (American Airlines) Ser 96A AMT
        6.25%, 6/01/26 ........................        $2,000      $   2,013,540
A       Puerto Rico Tobacco Settlement Corp
        (Childrens Trust Fund)
        6.00%, 7/01/26 ........................         7,955          8,274,473
                                                                   -------------
                                                                      10,288,013
                                                                   -------------

        New York-1.2%
A-      Nassau Cnty Tobacco Settlement Corp
        Ser 99-1
        6.60%, 7/15/39 ........................         2,050          2,121,566
                                                                   -------------

        Total Investments-99.4%
           (cost $165,043,101) ................                      173,902,483
        Other assets less liabilities-0.6% ....                        1,070,622
                                                                   -------------

        Net Assets-100% .......................                    $ 174,973,105
                                                                   =============

See footnote summary on page 40.
See Glossary of Terms on page 40.
See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 31

------------------------
          OHIO PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

OHIO PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2001 (unaudited)

Standard &                                              Principal
Poor's                                                     Amount
Ratings                                                     (000)          Value
--------------------------------------------------------------------------------

        Municipal Bonds-98.6%
        Ohio-98.6%
BBB     Akron (Canal Park) COP Ser 96
        Zero Coupon, 12/01/01(c) .................        $ 5,000    $ 5,235,650
BB      Cleveland Arpt Rev
        (Continental Airlines) Ser 98 AMT
        5.375%, 9/15/27 ..........................         19,015     15,549,897
AAA     Columbus Municipal Arpt Rev
        (Columbus Int'l Arpt) MBIA Ser 94A AMT
        6.25%, 1/01/24 ...........................          4,000      4,198,240
BBB     Cuyahoga Cnty Hosp Rev
        (University Hosp) Ser 00
        7.50%, 1/01/30 ...........................         22,250     23,547,842
A       Franklin Cnty
        (OCLC Online Computer Library Ctr)
        Ser 98
        5.20%, 10/01/20 ..........................          4,885      4,831,900
A       Hamilton Cnty Health Fac
        (Twin Towers) Ser 99A
        5.80%, 10/01/23 ..........................          1,775      1,768,361
Aaa     Lucas Cnty Health Fac
        (Altenheim Project) GNMA Ser 99
        5.50%, 7/20/40(a) ........................          3,200      3,207,200
AAA     Ohio Air Quality Dev Auth PCR
        (JMG) AMBAC Ser 94 AMT
        6.375%, 4/01/29 ..........................          1,800      1,907,496
BBB+    Ohio Air Quality Dev Auth PCR
        (Columbus Southern Pwr) Ser 85B
        6.25%, 12/01/20 ..........................          5,000      5,073,950
BB+     Ohio Air Quality Dev Auth PCR
        (Toledo Edison Co) Ser 97A AMT
        6.10%, 8/01/27 ...........................          5,000      4,973,550
AAA     Ohio Capital Corp MFHR
        (Sect 8 Assist) FHA/MBIA Ser 95E
        6.35%, 1/01/22 ...........................          1,965      2,078,322
A       Ohio Environmental Fac Rev
        (Ford Motor Co) Ser 00
        6.15%, 6/01/30 ...........................          4,500      4,761,855
Aa2     Ohio Hsg Fin Agy MFHR
        (Bridgeview Villa ll) FHA AMT
        6.45%, 12/01/33(a) .......................          1,965      2,040,751
AAA     Ohio Hsg Fin Agy SFMR
        GNMA Ser 94B-2 AMT
        6.70%, 3/01/25 ...........................          1,650      1,730,437
AAA     Ohio Hsg Fin Agy SFMR
        GNMA Ser 95A-2 AMT
        6.625%, 3/01/26 ..........................          1,500      1,572,510


--------------------------------------------------------------------------------
32 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        OHIO PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard &                                            Principal
Poor's                                                   Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

A+      Ohio Wtr Dev Auth
        (Anheuser-Busch) Ser 99 AMT
        6.00%, 8/01/38 ...........................       $2,250    $   2,342,430
A-      Ohio Wtr Dev Auth
        (North Star/BHP) AMT
        6.45%, 9/01/20 ...........................        3,425        3,549,910
BB+     Ohio Wtr Dev Auth PCR
        (Cleveland Electric) Ser 97A AMT
        6.10%, 8/01/20 ...........................        2,000        1,997,540
A3      Steubenville Ohio Hosp Rev
        (Trinity Hlth) Ser 00
        6.50%, 10/01/30(a) .......................        2,625        2,686,504
AAA     Summit Cnty GO FGIC Ser 00
        6.00%, 12/01/21 ..........................        4,000        4,379,520
Baa2    Toledo-Lucas Cnty Port Fac
        (CSX Transportation) Ser 92
        6.45%, 12/15/21(a) .......................        9,380        9,909,876
                                                                   -------------

        Total Investments-98.6%
           (cost $101,278,400) ...................                   107,343,741
        Other assets less liabilities-1.4% .......                     1,493,437
                                                                   -------------

        Net Assets-100% ..........................                 $ 108,837,178
                                                                   =============

See footnote summary on page 40.
See Glossary of Terms on page 40.
See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 33

------------------------
  PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2001 (unaudited)

Standard &                                               Principal
Poor's                                                      Amount
Ratings                                                      (000)         Value
--------------------------------------------------------------------------------

        Municipal Bonds-97.5%
        Pennsylvania-93.7%
Aaa     Allegheny Cnty Arpt Rev
        (Greater Pittsburgh Int'l)
        FSA Ser 92B
        6.625%, 1/01/22 ......................             $ 3,315   $ 3,423,235
A       Allegheny Cnty Higher Ed
        (Thiel College) ACA Ser 99A
        5.375%, 11/15/19 .....................               1,300     1,241,786
        5.375%, 11/15/29 .....................               2,000     1,850,420
A2      Allegheny Cnty Hosp
        (South Hills Hlth) Ser 99
        6.75%, 5/01/25(a) ....................               2,555     2,631,599
BBB     Allegheny Cnty IDR PCR
        (USX Corp) Ser 96
        6.10%, 1/15/18 .......................               4,000     3,901,240
BBB     Allegheny Cnty IDR PCR
        (USX Corp) Ser 98
        5.50%, 12/01/29 ......................               8,980     7,725,494
Aaa     Allegheny Cnty MFHR
        (Green Meadow Apts)
        GNMA Ser 98-A-1 AMT
        5.125%, 10/20/40(a) ..................               7,375     7,103,084
BBB+    Bradford Cnty IDR Solid Waste Disp Rev
        (Int'l Paper) Ser 95A AMT
        6.60%, 3/01/19 .......................               2,500     2,577,275
BBB     Crawford Cnty Hosp Auth
        (Wesbury Methodist Cmnty) Ser 99
        6.25%, 8/15/29(c) ....................               3,100     2,825,309
BBB+    Cumberland Cnty Municipal Auth Rev
        (Presbyterian Homes Inc) Ser 96
        6.00%, 12/01/26 ......................               2,250     2,096,977
BBB-    Delaware Cnty Higher Ed
        (Eastern College) Ser 99
        5.625%, 10/01/28 .....................               3,300     3,011,250
NR      Harrisburg Aprt Fac
        (Susquehanna Aero Proj)
        5.50%, 1/01/24 .......................               3,490     2,739,650
Aaa     Lehigh Northampton Arpt
        MBIA Ser 00 AMT
        6.00%, 5/15/30(a) ....................               4,400     4,695,416
AA      Montgomery Cnty Higher Ed
        (Beaver College) Asset Gty Ser 99
        5.70%, 4/01/27 .......................               6,000     6,103,860
AAA     Montgomery Cnty Hlth Fac
        (Holy Redeemer Hlth Sys) AMBAC Ser 97A
        5.25%, 10/01/23 ......................               1,100     1,100,737


--------------------------------------------------------------------------------
34 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        PENNSYLVANIA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard &                                            Principal
Poor's                                                   Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

BB-     New Morgan IDR Solid Waste Disp Rev
        (Browning-Ferris) Ser 94 AMT
        6.50%, 4/01/19 .........................       $  9,115     $  8,796,978
BBB     Pennsylvania Economic Dev Auth
        (Amtrak) Ser 01A AMT
        6.375%, 11/01/41 .......................          5,000        5,030,200
BBB     Pennsylvania Economic Dev Auth
        Waste Water Rev
        (Sun Co) Ser 94A AMT
        7.60%, 12/01/24 ........................          5,000        5,330,750
AAA     Pennsylvania Higher Ed
        (Student Loan) AMBAC Ser 88D AMT
        6.05%, 1/01/19 .........................          5,900        6,049,801
AA+     Pennsylvania Hsg Fin Agy SFMR
        Ser 92-35D AMT
        7.553%, 4/01/25(b) .....................          9,500       10,028,580
AA+     Pennsylvania Hsg Fin Agy SFMR
        Ser 94-41B AMT
        6.65%, 4/01/25 .........................          4,935        5,160,085
AA+     Pennsylvania Hsg Fin Agy SFMR
        Ser 99-67A AMT
        5.90%, 10/01/30 ........................         11,605       11,916,942
AAA     Philadelphia Arpt Sys Rev
        AMBAC Ser 95A AMT
        6.10%, 6/15/25 .........................         10,000       10,551,900
BBB     Philadelphia Hosp Rev
        (Temple Univ Hosp) Ser 93A
        6.625%, 11/15/23 .......................          3,250        3,101,703
AAA     Pittsburgh Urban Redev Auth SFMR
        FHA Ser 97A AMT
        6.25%, 10/01/28 ........................            910          952,397
AAA     Pittsburgh Urban Redev Auth SFMR
        Ser 00A AMT
        6.40%, 10/01/31 ........................          5,340        5,819,585
AA      Potter Cnty Hosp Auth
        (Charles Cole Memorial) Asset Gty Ser 96
        6.05%, 8/01/24 .........................          4,340        4,619,019
BBB     Warren Cnty Hosp Auth
        (Warren General) Ser 94B
        7.00%, 4/01/19 .........................          2,200        2,225,740
AAA     Washington Cnty Auth Rev
        (Capital Funding) AMBAC Ser 99
        6.15%, 12/01/29 ........................         13,370       15,628,995
                                                                    ------------
                                                                     148,240,007
                                                                    ------------


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 35

------------------------
  PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2001 (unaudited)

Standard &                                            Principal
Poor's                                                   Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

        Texas-3.8%
BB      Houston Aprt Fac
        (Continental Airlines) Ser 97B AMT
        6.125%, 7/15/27 ..................               $6,600   $    5,989,896
                                                                  --------------

        Total Investments-97.5%
           (cost $146,642,111) ...........                           154,229,903
        Other assets less liabilities-2.5%                             3,997,080
                                                                  --------------

        Net Assets-100% ..................                        $  158,226,983
                                                                  ==============

See footnote summary on page 40.
See Glossary of Terms on page 40.
See notes to financial statements.

--------------------------------------------------------------------------------
36 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        VIRGINIA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

VIRGINIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2001 (unaudited)

Standard &                                              Principal
Poor's                                                     Amount
Ratings                                                     (000)          Value
--------------------------------------------------------------------------------

        Municipal Bonds-94.5%
        Virginia-88.6%
A+      Alexandria IDR
        Ser 97
        3.50%, 7/01/23(b) .........................       $ 1,000   $  1,000,000
A+      Alexandria MFHR
        (Buckingham Village Apts) Ser 96A AMT
        6.15%, 1/01/29 ............................         4,000      4,105,920
AAA     Arlington Cnty IDR
        (Ogden Martin) FSA Ser 98B AMT
        5.25%, 1/01/09 ............................         2,500      2,654,825
Baa3    Bedford Cnty IDR
        (Nekoosa Pkg/GA Pacific) Ser 99 AMT
        6.30%, 12/01/25(a) ........................         2,700      2,703,861
BBB     Giles Cnty IDR
        (Hoechst Celanese Corp) Ser 96 AMT
        6.45%, 5/01/26 ............................         7,500      7,507,950
Baa3    Goochland Cnty IDR
        (Nekoosa Pkg/GA Pacific) Ser 98 AMT
        5.65%, 12/01/25(a) ........................         4,200      3,845,478
A-      Greater Richmond
        (Convention Ctr Proj) Ser 00
        6.25%, 6/15/32 ............................        11,000     11,878,350
A       Hanover Cnty Hosp Rev IDR
        (Covenant Woods) Ser 99
        3.55%, 7/01/29(b) .........................         1,245      1,245,000
AAA     Harrisonburg MFHR
        (Battery Heights Assoc) GNMA Ser 96A
        6.25%, 4/20/36 ............................         5,185      5,455,761
AAA     Harrisonburg MFHR
        (Greens of Salem Run) FSA Ser 97 AMT
        6.30%, 4/01/29 ............................         4,160      4,411,472
BB-     Henrico Cnty IDR Solid Waste Rev
        (Browning-Ferris) Ser 97A AMT
        5.875%, 3/01/17 ...........................         4,750      4,266,925
A+      Henry Cnty Hosp Rev
        (Memorial Hosp Martinsville & Henry) Ser 97
        6.00%, 1/01/27 ............................         1,250      1,289,637
BBB+    Isle of Wight Cnty IDR
        (International Paper Co)
        AGMY Ser 00A AMT
        6.60%, 5/01/24 ............................         1,700      1,771,774
BBB+    Isle of Wight Cnty Solid Waste Rev
        (Union Camp Corp) Ser 94 AMT
        6.55%, 4/01/24 ............................         4,000      4,090,200


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 37

------------------------
VIRGINIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

VIRGINIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2001 (unaudited)

Standard &                                              Principal
Poor's                                                     Amount
Ratings                                                     (000)          Value
--------------------------------------------------------------------------------

A+      James City Cnty Solid Waste Rev
        (Anheuser Busch Proj) Ser 97 AMT
        6.00%, 4/01/32 .....................               $4,200   $  4,369,890
AA      King George Cnty IDR
        (Birchwood Power Partners Proj)
        Ser 94B AMT
        3.90%, 12/01/24(b) .................                6,170      6,170,000
AAA     Loudoun Cnty IDR Hosp Rev
        (Loudoun Hosp Ctr) FSA Ser 95
        5.80%, 6/01/20 .....................                2,500      2,599,325
AA-     Metropolitan Washington DC Arpt Rev
        Ser 97B AMT
        5.50%, 10/01/23 ....................                9,410      9,588,790
AAA     Newport News
        (Mennowood Cmntys) GNMA Ser 96A
        6.25%, 8/01/36 .....................                2,610      2,765,921
Aaa     Richmond Hsg Dev Auth MFHR
        (Tobacco Row) Ser 89B-5 AMT
        3.70%, 10/01/24(a)(b) ..............                2,750      2,750,000
NR      Stauton Ed Fac
        (Mary Baldwin College) Ser 96
        6.75%, 11/01/21 ....................                3,145      3,282,594
AA+     Virginia Hsg Dev Auth
        (Commonwealth Mtg) Ser 00B
        6.125%, 7/01/18 ....................                5,500      5,807,065
AA+     Virginia Hsg Dev Auth MFHR
        Ser 99 AMT
        5.95%, 2/01/23 .....................                5,525      5,731,690
AA+     Virginia Hsg Dev Auth SFMR
        Ser 01D AMT
        5.40%, 6/01/24 .....................                3,155      3,174,372
AA      Virginia Res Auth Sewer Sys Rev
        (Hopewell Regl Wastewater Fac)
        Ser 95A AMT
        6.00%, 10/01/25 ....................                1,375      1,424,995
A+      Waynesboro IDR
        (Sunnyside Presbyterian Hosp) Ser 97
        3.80%, 12/15/28(b) .................                5,900      5,900,000
                                                                    ------------
                                                                     109,791,795
                                                                    ------------


--------------------------------------------------------------------------------
38 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        VIRGINIA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard &                                            Principal
Poor's                                                   Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

        Puerto Rico-5.9%
AAA     Puerto Rico Hsg Fin Corp Rev SFMR
        GNMA Ser 98A AMT
        5.20%, 12/01/32 ..................               $5,660   $    5,665,151
BBB-    Puerto Rico Port Auth
        (American Airlines) Ser 96A AMT
        6.25%, 6/01/26 ...................                1,575        1,585,663
                                                                  --------------
                                                                       7,250,814
                                                                  --------------

        Total Investments-94.5%
           (cost $112,078,033) ...........                           117,042,609
        Other assets less liabilities-5.5%                             6,843,072
                                                                  --------------

        Net Assets-100% ..................                        $  123,885,681
                                                                  ==============

See footnote summary on page 40.
See Glossary of Terms on page 40.
See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 39

------------------------
      VIRGINIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

(a)   Moody's Rating--unaudited.
(b) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.
(c) Indicates a security that has a zero coupon that remains in effect until 11/30/01. On 12/01/01 it converts to 6.907% and will remain in effect until 12/01/16.
(d)   Fitch's Rating--unaudited.

      Glossary:

      ACA    American Capital Access
      AMBAC  American Municipal Bond Assurance Corporation
      AMT    Alternative Minimum Tax
      COP    Certificate of Participation
      ETM    Escrow to Maturity
      FGIC   Financial Guaranty Insurance Company
      FHA    Federal Housing Administration
      FHLMC  Federal Home Loan Mortgage Corporation
      FNMA   Federal National Mortgage Association
      FSA    Financial Security Assurance, Inc.
      GNMA   Government National Mortgage Association
      GO     General Obligation
      IDR    Industrial Development Revenue
      MBIA   Municipal Bond Investors Assurance
      MFHR   Multi-Family Housing Revenue
      NR     Rating not applied for
      PCR    Pollution Control Revenue
      SFMR   Single Family Mortgage Revenue

See notes to financial statements.


--------------------------------------------------------------------------------
40 o ALLIANCE MUNICIPAL INCOME FUND II

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

STATEMENT OF ASSETS & LIABILITIES
March 31, 2001 (unaudited)

                                                    Arizona           Florida
                                                 =============    =============

Assets
Investment in securities, at value
   (cost: $102,546,818 and $188,828,365,
   respectively) .............................   $ 106,450,620    $ 197,882,013
Cash .........................................              -0-         387,447
Interest receivable ..........................       1,934,857        4,278,286
Receivable for investment securities sold ....         850,492          806,204
Receivable for shares of beneficial
   interest sold .............................         846,263        1,621,056
                                                 -------------    -------------
Total assets .................................     110,082,232      204,975,006
                                                 -------------    -------------
Liabilities
Due to custodian .............................          76,891               -0-
Payable for investment securities purchased ..       1,875,688        1,256,898
Dividends payable ............................         170,167          322,805
Distribution fee payable .....................          59,079          120,663
Payable for shares of beneficial interest
   redeemed ..................................          55,374          157,388
Advisory fee payable .........................          16,944           45,939
Accrued expenses and other liabilities .......          67,188          109,904
                                                 -------------    -------------
Total liabilities ............................       2,321,331        2,013,597
                                                 -------------    -------------
Net Assets ...................................   $ 107,760,901    $ 202,961,409
                                                 -------------    -------------
Composition of Net Assets
Shares of beneficial interest, at par ........   $     100,895    $     201,566
Additional paid-in capital ...................     106,963,820      209,316,731
Distributions in excess of net
   investment income .........................        (123,502)        (106,081)
Accumulated net realized loss on
   investment transactions ...................      (3,084,114)     (15,504,455)
Net unrealized appreciation of investments ...       3,903,802        9,053,648
                                                 -------------    -------------
                                                 $ 107,760,901    $ 202,961,409
                                                 -------------    -------------
Class A Shares
Net assets ...................................   $  55,079,907    $  90,039,203
                                                 -------------    -------------
Shares of beneficial interest outstanding ....       5,154,070        8,945,275
                                                 -------------    -------------
Class B Shares
Net assets ...................................   $  41,855,951    $  73,770,218
                                                 -------------    -------------
Shares of beneficial interest outstanding ....       3,921,177        7,323,841
                                                 -------------    -------------
Class C Shares
Net assets ...................................   $  10,825,043    $  39,151,988
                                                 -------------    -------------
Shares of beneficial interest outstanding ....       1,014,249        3,887,526
                                                 -------------    -------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price
   per share .................................          $10.69           $10.07
Sales charge--4.25% of public
   offering price ............................             .47              .45
                                                        ------           ------
Maximum offering price .......................          $11.16           $10.52
                                                        ======           ======
Class B Shares
Net asset value and offering price
   per share .................................          $10.67           $10.07
                                                        ======           ======
Class C Shares
Net asset value and offering price
   per share .................................          $10.67           $10.07
                                                        ======           ======

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 41

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

                                                 Massachusetts       Michigan
                                                 =============    =============

Assets
Investment in securities, at value
   (cost: $122,452,078 and $47,458,856,
   respectively) .............................   $ 129,273,902    $  49,331,364
Cash .........................................              -0-          69,703
Interest receivable ..........................       2,028,110          723,704
Receivable for shares of beneficial
   interest sold .............................         745,340          431,224
Receivable for investment securities sold ....              -0-       3,085,387
                                                 -------------    -------------
Total assets .................................     132,047,352       53,641,382
                                                 -------------    -------------
Liabilities
Due to custodian .............................           8,367               -0-
Payable for shares of beneficial
   interest redeemed .........................         338,968           92,719
Payable for investment securities purchased ..         266,692        2,306,008
Dividends payable ............................         211,411           77,347
Distribution fee payable .....................          84,220           33,710
Advisory fee payable .........................          27,753            8,938
Accrued expenses and other liabilities .......          94,455           48,220
                                                 -------------    -------------
Total liabilities ............................       1,031,866        2,566,942
                                                 -------------    -------------
Net Assets ...................................   $ 131,015,486    $  51,074,440
                                                 -------------    -------------
Composition of Net Assets
Shares of beneficial interest, at par ........   $     120,022    $      49,141
Additional paid-in capital ...................     132,901,778       50,111,531
Distributions in excess of net
   investment income .........................         (87,155)         (26,353)
Accumulated net realized loss
   on investment transactions ................      (8,740,983)        (932,387)
Net unrealized appreciation of
   investments ...............................       6,821,824        1,872,508
                                                 -------------    -------------
                                                 $ 131,015,486    $  51,074,440
                                                 -------------    -------------
Class A Shares
Net assets ...................................   $  47,896,709    $  17,349,290
                                                 -------------    -------------
Shares of beneficial interest outstanding ....       4,383,816        1,667,817
                                                 -------------    -------------
Class B Shares
Net assets ...................................   $  46,525,191    $  18,974,918
                                                 -------------    -------------
Shares of beneficial interest outstanding ....       4,264,351        1,826,407
                                                 -------------    -------------
Class C Shares
Net assets ...................................   $  36,593,586    $  14,750,232
                                                 -------------    -------------
Shares of beneficial interest outstanding ....       3,353,975        1,419,853
                                                 -------------    -------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price
   per share .................................          $10.93           $10.40
Sales charge--4.25% of public
   offering price ............................             .49              .46
                                                        ------           ------
Maximum offering price .......................          $11.42           $10.86
                                                        ======           ======
Class B Shares
Net asset value and offering price
   per share .................................          $10.91           $10.39
                                                        ======           ======
Class C Shares
Net asset value and offering price
   per share .................................          $10.91           $10.39
                                                        ======           ======

See notes to financial statements.


--------------------------------------------------------------------------------
42 o ALLIANCE MUNICIPAL INCOME FUND II

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

                                                   Minnesota        New Jersey
                                                 =============    =============

Assets
Investment in securities, at value
   (cost: $43,632,094 and $165,043,101,
   respectively) .............................   $  45,798,533    $ 173,902,483
Cash .........................................          42,339          160,711
Interest receivable ..........................         761,112        3,803,503
Receivable for shares of beneficial
   interest sold .............................          50,524        1,571,971
Receivable for investment securities sold ....              -0-       6,947,563
                                                 -------------    -------------
Total assets .................................      46,652,508      186,386,231
                                                 -------------    -------------
Liabilities
Dividends payable ............................          89,330          274,624
Payable for shares of beneficial interest
   redeemed ..................................          70,731          348,434
Distribution fee payable .....................          25,851          113,440
Advisory fee payable .........................           3,122           48,702
Payable for investment securities purchased ..             -0-       10,515,504
Accrued expenses and other liabilities .......          52,949          112,422
                                                 -------------    -------------
Total liabilities ............................         241,983       11,413,126
                                                 -------------    -------------
Net Assets ...................................   $  46,410,525    $ 174,973,105
                                                 =============    =============
Composition of Net Assets
Shares of beneficial interest, at par ........   $      46,245    $     170,871
Additional paid-in capital ...................      46,511,699      173,993,783
Distributions in excess of net
   investment income .........................         (10,219)         (81,238)
Accumulated net realized loss on investment
   transactions ..............................      (2,303,639)      (7,969,693)
Net unrealized appreciation of investments ...       2,166,439        8,859,382
                                                 -------------    -------------
                                                 $  46,410,525    $ 174,973,105
                                                 =============    =============
Class A Shares
Net assets ...................................   $  24,030,489    $  62,521,325
                                                 -------------    -------------
Shares of beneficial interest outstanding ....       2,394,487        6,106,500
                                                 -------------    -------------
Class B Shares
Net assets ...................................   $  13,926,038    $  77,978,991
                                                 -------------    -------------
Shares of beneficial interest outstanding ....       1,387,744        7,615,515
                                                 -------------    -------------
Class C Shares
Net assets ...................................   $   8,453,998    $  34,472,789
                                                 -------------    -------------
Shares of beneficial interest outstanding ....         842,277        3,365,098
                                                 -------------    -------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption
   price per share ...........................          $10.04           $10.24
Sales charge--4.25% of public
      offering price .........................             .45              .45
                                                        ------           ------
Maximum offering price .......................          $10.49           $10.69
                                                        ======           ======
Class B Shares
Net asset value and offering price
   per share .................................          $10.04           $10.24
                                                        ======           ======
Class C Shares
Net asset value and offering price
   per share .................................          $10.04           $10.24
                                                        ======           ======

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 43

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

                                                      Ohio        Pennsylvania
                                                 =============    =============

Assets
Investment in securities, at value
   (cost: $101,278,400 and $146,642,111,
   respectively) .............................   $ 107,343,741    $ 154,229,903
Receivable for investment securities sold ....       4,875,783        6,495,760
Interest receivable ..........................       1,567,309        3,490,177
Receivable for shares of beneficial
   interest sold .............................         520,295          777,042
                                                 -------------    -------------
Total assets .................................     114,307,128      164,992,882
                                                 -------------    -------------
Liabilities
Due to custodian .............................          60,867           64,462
Payable for investment securities
   purchased .................................       4,883,754        6,080,319
Dividends payable ............................         172,880          253,308
Payable for shares of beneficial
   interest redeemed .........................         162,282          114,095
Distribution fee payable .....................          71,241           87,582
Advisory fee payable .........................          20,897           55,271
Accrued expenses and other liabilities .......          98,029          110,862
                                                 -------------    -------------
Total liabilities ............................       5,469,950        6,765,899
                                                 -------------    -------------
Net Assets ...................................   $ 108,837,178    $ 158,226,983
                                                 =============    =============
Composition of Net Assets
Shares of beneficial interest, at par ........   $     107,717    $     154,803
Additional paid-in capital ...................     110,564,291      158,789,862
Undistributed net investment income (loss) ...         128,952         (142,544)
Accumulated net realized loss on
   investment transactions ...................      (8,029,123)      (8,162,930)
Net unrealized appreciation of
   investments ...............................       6,065,341        7,587,792
                                                 -------------    -------------
                                                 $ 108,837,178    $ 158,226,983
                                                 =============    =============
Class A Shares
Net assets ...................................   $  36,553,685    $  81,067,396
                                                 -------------    -------------
Shares of beneficial interest outstanding ....       3,618,174        7,931,564
                                                 -------------    -------------
Class B Shares
Net assets ...................................   $  43,836,692    $  49,384,529
                                                 -------------    -------------
Shares of beneficial interest outstanding ....       4,338,992        4,831,357
                                                 -------------    -------------
Class C Shares
Net assets ...................................   $  28,446,801    $  27,775,058
                                                 -------------    -------------
Shares of beneficial interest outstanding ....       2,814,577        2,717,380
                                                 -------------    -------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price
   per share .................................          $10.10           $10.22
Sales charge--4.25% of public
   offering price ............................             .45              .45
                                                        ------           ------
Maximum offering price .......................          $10.55           $10.67
                                                        ======           ======
Class B Shares
Net asset value and offering price
   per share .................................          $10.10           $10.22
                                                        ======           ======
Class C Shares
Net asset value and offering price
   per share .................................          $10.11           $10.22
                                                        ======           ======

See notes to financial statements.


--------------------------------------------------------------------------------
44 o ALLIANCE MUNICIPAL INCOME FUND II

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

                                                                     Virginia
                                                                  =============
Assets
Investment in securities, at value
   (cost: $112,078,033) ....................................      $ 117,042,609
Cash .......................................................            222,178
Receivable for investment securities sold ..................         20,036,089
Interest receivable ........................................          2,068,531
Receivable for shares of beneficial interest sold ..........          1,781,737
                                                                  -------------
Total assets ...............................................        141,151,144
                                                                  -------------
Liabilities
Payable for investment securities purchased ................         16,900,026
Dividends payable ..........................................            191,453
Distribution fee payable ...................................             78,542
Advisory fee payable .......................................             25,828
Payable for shares of beneficial interest redeemed .........             16,222
Accrued expenses and other liabilities .....................             53,392
                                                                  -------------
Total liabilities ..........................................         17,265,463
                                                                  -------------
Net Assets .................................................      $ 123,885,681
                                                                  =============
Composition Of Net Assets
Shares of beneficial interest, at par ......................      $     117,636
Additional paid-in capital .................................        124,265,679
Distributions in excess of net investment
   income ..................................................            (63,403)
Accumulated net realized loss on
   investment transactions .................................         (5,398,807)
Net unrealized appreciation of investments .................          4,964,576
                                                                  -------------
                                                                  $ 123,885,681
                                                                  =============
Class A Shares
Net assets .................................................      $  44,309,396
                                                                  -------------
Shares of beneficial interest outstanding ..................          4,203,327
                                                                  -------------
Class B Shares
Net assets .................................................      $  57,644,126
                                                                  -------------
Shares of beneficial interest outstanding ..................          5,475,834
Class C Shares
Net assets .................................................      $  21,932,159
                                                                  -------------
Shares of beneficial interest outstanding ..................          2,084,406
                                                                  -------------
Calculation Of Maximum Offering Price
Class A Shares
Net asset value and redemption
   price per share .........................................             $10.54
Sales charge--4.25% of public
   offering price ..........................................                .47
                                                                         ------
Maximum offering price .....................................             $11.01
                                                                         ======
Class B Shares
Net asset value and offering price
   per share ...............................................             $10.53
                                                                         ======
Class C Shares
Net asset value and offering price
   per share ...............................................             $10.52
                                                                         ======

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 45

-----------------------
STATEMENT OF OPERATIONS
-----------------------

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2001 (unaudited)

                                                    Arizona           Florida
                                                 ============      ============
Investment Income
Interest ...................................     $  2,888,023      $  5,872,810
                                                 ------------      ------------
Expenses
Advisory fee ...............................          303,010           596,369
Distribution fee - Class A .................           75,614           125,891
Distribution fee - Class B .................          185,870           343,234
Distribution fee - Class C .................           46,901           191,319
Administrative .............................           46,500            46,500
Custodian ..................................           45,639            46,996
Audit and legal ............................           16,520            31,042
Transfer agency ............................           15,721            53,662
Registration ...............................           13,360            18,652
Printing ...................................            4,783            11,626
Trustees' fees .............................            1,300             1,300
Miscellaneous ..............................              848               476
                                                 ------------      ------------
Total expenses .............................          756,066         1,467,067
Less: expenses waived and reimbursed
   by Adviser (see Note B) .................         (214,969)         (348,612)
                                                 ------------      ------------
Net expenses ...............................          541,097         1,118,455
                                                 ------------      ------------
Net investment income ......................        2,346,926         4,754,355
                                                 ------------      ------------
Realized and Unrealized Gain
on Investments
Net realized gain on investment
   transactions ............................          723,382         1,526,038
Net change in unrealized
   appreciation/depreciation
   of investments ..........................        1,233,194         4,280,950
                                                 ------------      ------------
Net gain on investments ....................        1,956,576         5,806,988
                                                 ------------      ------------
Net Increase in Net Assets From
Operations .................................     $  4,303,502      $ 10,561,343
                                                 ============      ============

See notes to financial statements.


--------------------------------------------------------------------------------
46 o ALLIANCE MUNICIPAL INCOME FUND II

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

                                                  Massachusetts       Michigan
                                                  =============     ===========
Investment Income
Interest .....................................     $ 3,734,352      $ 1,427,932
                                                   -----------      -----------
Expenses
Advisory fee .................................         384,085          144,961
Distribution fee - Class A ...................          70,266           24,016
Distribution fee - Class B ...................         214,120           84,542
Distribution fee - Class C ...................         166,193           67,342
Administrative ...............................          46,500           46,500
Custodian ....................................          44,874           50,066
Transfer agency ..............................          35,279           20,408
Audit and legal ..............................          21,480           13,947
Printing .....................................          11,953            4,794
Registration .................................           5,198            6,340
Trustees' fees ...............................           1,300            1,300
Miscellaneous ................................           1,943              556
                                                   -----------      -----------
Total expenses ...............................       1,003,191          464,772
Less: expenses waived and reimbursed
   by Adviser (see Note B) ...................        (233,053)        (124,196)
                                                   -----------      -----------
Net expenses .................................         770,138          340,576
                                                   -----------      -----------
Net investment income ........................       2,964,214        1,087,356
                                                   -----------      -----------
Realized and Unrealized Gain
on Investments
Net realized gain on investment
   transactions ..............................         650,217          149,711
Net change in unrealized
   appreciation/depreciation
   of investments ............................       3,144,734          891,667
                                                   -----------      -----------
Net gain on investments ......................       3,794,951        1,041,378
                                                   -----------      -----------
Net Increase in Net Assets From
Operations ...................................     $ 6,759,165      $ 2,128,734
                                                   ===========      ===========

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 47

-----------------------
STATEMENT OF OPERATIONS
-----------------------

                                                    Minnesota       New Jersey
                                                   ===========      ===========

Investment Income
Interest .....................................     $ 1,337,219      $ 4,772,803
                                                   -----------      -----------
Expenses
Advisory fee .................................         135,532          491,340
Distribution fee - Class A ...................          33,615           83,485
Distribution fee - Class B ...................          64,817          343,551
Distribution fee - Class C ...................          39,984          164,311
Custodian ....................................          49,811           52,604
Administrative ...............................          46,500           46,500
Transfer agency ..............................          17,234           36,541
Audit and legal ..............................          11,465           14,664
Registration .................................           2,706           14,573
Printing .....................................           2,678           15,035
Trustees' fees ...............................           1,300            1,300
Miscellaneous ................................           1,352            2,565
                                                   -----------      -----------
Total expenses ...............................         406,994        1,266,469
Less: expenses waived and reimbursed
   by Adviser (see Note B) ...................        (137,819)        (223,584)
                                                   -----------      -----------
Net expenses .................................         269,175        1,042,885
                                                   -----------      -----------
Net investment income ........................       1,068,044        3,729,918
                                                   -----------      -----------
Realized and Unrealized Gain
on Investments
Net realized gain on investment
   transactions ..............................         339,705        1,754,918
Net change in unrealized
   appreciation/depreciation
   of investments ............................       1,024,344        3,239,893
                                                   -----------      -----------
Net gain on investments ......................       1,364,049        4,994,811
                                                   -----------      -----------
Net Increase in Net Assets From
Operations ...................................     $ 2,432,093      $ 8,724,729
                                                   ===========      ===========

See notes to financial statements.


--------------------------------------------------------------------------------
48 o ALLIANCE MUNICIPAL INCOME FUND II

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

                                                      Ohio          Pennsylvania
                                                   ===========      ============

Investment Income
Interest .....................................     $ 3,272,546      $ 4,382,631
                                                   -----------      -----------
Expenses
Advisory fee .................................         320,630          445,605
Distribution fee - Class A ...................          51,499          106,689
Distribution fee - Class B ...................         212,378          231,466
Distribution fee - Class C ...................         128,966          125,872
Administrative ...............................          46,500           46,500
Custodian ....................................          44,181           53,371
Transfer agency ..............................          35,067           49,495
Audit and legal ..............................          12,196           14,511
Printing .....................................           9,576            9,588
Trustees' fees ...............................           1,300            1,300
Registration .................................           1,068            4,752
Miscellaneous ................................             608            2,082
                                                   -----------      -----------
Total expenses ...............................         863,969        1,091,231
Less: expenses waived and reimbursed
   by Adviser (see Note B) ...................        (186,849)        (161,458)
                                                   -----------      -----------
Net expenses .................................         677,120          929,773
                                                   -----------      -----------
Net investment income ........................       2,595,426        3,452,858
                                                   -----------      -----------
Realized and Unrealized Gain
on Investments
Net realized gain on investment
   transactions ..............................         207,447        1,169,366
Net change in unrealized
   appreciation/depreciation
   of investments ............................       3,198,212        3,654,613
                                                   -----------      -----------
Net gain on investments ......................       3,405,659        4,823,979
                                                   -----------      -----------
Net Increase in Net Assets From
Operations ...................................     $ 6,001,085      $ 8,276,837
                                                   ===========      ===========

See notes to financial statements.

--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 49

-----------------------
STATEMENT OF OPERATIONS
-----------------------

                                                                      Virginia
                                                                    ===========

Investment Income
Interest ...................................................        $ 3,367,336
                                                                    -----------
Expenses
Advisory fee ...............................................            351,018
Distribution fee - Class A .................................             61,240
Distribution fee - Class B .................................            263,040
Distribution fee - Class C .................................             94,455
Administrative .............................................             46,500
Custodian ..................................................             45,325
Transfer agency ............................................             32,661
Printing ...................................................             17,744
Audit and legal ............................................              9,624
Registration ...............................................              5,829
Trustees' fees .............................................              1,300
Miscellaneous ..............................................                381
                                                                    -----------
Total expenses .............................................            929,117
Less: expenses waived and reimbursed by
   Adviser (see Note B) ....................................           (274,499)
                                                                    -----------
Net expenses ...............................................            654,618
                                                                    -----------
Net investment income ......................................          2,712,718
                                                                    -----------
Realized And Unrealized Gain On Investments
Net realized gain on investment
   transactions ............................................            108,509
Net change in unrealized
   appreciation/depreciation
   of investments ..........................................          1,973,994
                                                                    -----------
Net gain on investments ....................................          2,082,503
                                                                    -----------
Net Increase In Net Assets
   From Operations .........................................        $ 4,795,221
                                                                    ===========

See notes to financial statements.


--------------------------------------------------------------------------------
50 o ALLIANCE MUNICIPAL INCOME FUND II

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

STATEMENT OF CHANGES
IN NET ASSETS

                                                           Arizona
                                               ================================
                                                 Six Months
                                                    Ended          Year Ended
                                               March 31, 2001     September 30,
                                                (unaudited)           2000
                                               ==============     =============

Increase (Decrease) in Net Assets
from Operations
Net investment income ....................     $   2,346,926      $   4,124,144
Net realized gain (loss) on
   investment transactions ...............           723,382         (1,443,971)
Net change in unrealized
   appreciation/depreciation
   of investments ........................         1,233,194          2,222,566
                                               -------------      -------------
Net increase in net assets from
   operations ............................         4,303,502          4,902,739
Dividends and Distributions to
Shareholders From:
Net investment income
   Class A ...............................        (1,297,793)        (2,210,559)
   Class B ...............................          (835,906)        (1,496,494)
   Class C ...............................          (213,227)          (417,091)
Distributions in excess of net
   investment income
   Class A ...............................            (8,581)                -0-
   Class B ...............................            (5,617)              (523)
   Class C ...............................            (1,404)              (146)
Transactions in Shares of
Beneficial Interest
Net increase .............................        15,389,363         10,570,901
                                               -------------      -------------
Total increase ...........................        17,330,337         11,348,827
Net Assets
Beginning of period ......................        90,430,564         79,081,737
                                               -------------      -------------
End of period ............................     $ 107,760,901      $  90,430,564
                                               =============      =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 51

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                                Florida
                                               ================================
                                                 Six Months
                                                    Ended          Year Ended
                                               March 31, 2001     September 30,
                                                 (unaudited)          2000
                                               ==============     =============

Increase (Decrease) in Net Assets
from Operations
Net investment income ....................     $   4,754,355      $   9,150,421
Net realized gain (loss) on
   investment transactions ...............         1,526,038         (6,318,682)
Net change in unrealized
   appreciation/depreciation
   of investments ........................         4,280,950          4,972,716
                                               -------------      -------------
Net increase in net assets from
   operations ............................        10,561,343          7,804,455
Dividends to Shareholders From:
Net investment income
   Class A ...............................        (2,238,147)        (4,014,035)
   Class B ...............................        (1,583,773)        (3,097,119)
   Class C ...............................          (890,004)        (1,928,204)
Transactions in Shares of
Beneficial Interest
Net increase (decrease) ..................        17,834,708         (8,941,141)
                                               -------------      -------------
Total increase (decrease) ................        23,684,127        (10,176,044)
Net Assets
Beginning of period ......................       179,277,282        189,453,326
                                               -------------      -------------
End of period ............................     $ 202,961,409      $ 179,277,282
                                               =============      =============

See notes to financial statements.


--------------------------------------------------------------------------------
52 o ALLIANCE MUNICIPAL INCOME FUND II

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

                                                           Massachusetts
                                                 ==============================
                                                   Six Months
                                                      Ended        Year Ended
                                                 March 31, 2001   September 30,
                                                   (unaudited)        2000
                                                 ==============   =============

Increase (Decrease) in Net Assets
from Operations
Net investment income ........................   $   2,964,214    $   5,986,974
Net realized gain (loss) on investment
   transactions ..............................         650,217       (4,330,566)
Net change in unrealized
   appreciation/depreciation
   of investments ............................       3,144,734        3,361,018
                                                 -------------    -------------
Net increase in net assets from
   operations ................................       6,759,165        5,017,426
Dividends to Shareholders From:
Net investment income
   Class A ...................................      (1,226,954)      (2,571,130)
   Class B ...................................        (978,325)      (1,903,093)
   Class C ...................................        (758,935)      (1,399,961)
Distributions in excess of net investment
   income
   Class A ...................................         (18,147)              -0-
   Class B ...................................         (14,606)              -0-
   Class C ...................................         (11,508)              -0-
Transactions in Shares of
Beneficial Interest
Net increase .................................      10,675,294          694,663
                                                 -------------    -------------
Total increase (decrease) ....................      14,425,984         (162,095)
Net Assets
Beginning of period ..........................     116,589,502      116,751,597
                                                 -------------    -------------
End of period ................................   $ 131,015,486    $ 116,589,502
                                                 =============    =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 53

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                             Michigan
                                                  =============================
                                                    Six Months
                                                       Ended        Year Ended
                                                  March 31, 2001   September 30,
                                                    (unaudited)        2000
                                                  ==============   ============

Increase (Decrease) in Net Assets
from Operations
Net investment income ..........................   $  1,087,356    $  1,839,705
Net realized gain (loss) on
   investment transactions .....................        149,711        (262,417)
Net change in unrealized
   appreciation/depreciation
   of investments ..............................        891,667         655,739
                                                   ------------    ------------
Net increase in net assets
   from operations .............................      2,128,734       2,233,027
Dividends to Shareholders From:
Net investment income
   Class A .....................................       (409,755)       (690,808)
   Class B .....................................       (376,850)       (606,607)
   Class C .....................................       (300,751)       (511,085)
Distributions in excess of net investment
   income
   Class A .....................................         (4,639)             -0-
   Class B .....................................         (4,389)             -0-
   Class C .....................................         (3,511)             -0-
Transactions in Shares of
Beneficial Interest
Net increase ...................................      8,432,516       4,836,586
                                                   ------------    ------------
Total increase .................................      9,461,355       5,261,113
Net Assets
Beginning of period ............................     41,613,085      36,351,972
                                                   ------------    ------------
End of period ..................................   $ 51,074,440    $ 41,613,085
                                                   ============    ============

See notes to financial statements.


--------------------------------------------------------------------------------
54 o ALLIANCE MUNICIPAL INCOME FUND II

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

                                                            Minnesota
                                                  =============================
                                                    Six Months
                                                       Ended        Year Ended
                                                  March 31, 2001   September 30,
                                                    (unaudited)        2000
                                                  ==============   ============

Increase (Decrease) in Net Assets
from Operations
Net investment income ........................    $  1,068,044     $  1,821,685
Net realized gain (loss) on
   investment transactions ...................         339,705         (725,502)
Net change in unrealized
   appreciation/depreciation
   of investments ............................       1,024,344          849,993
                                                  ------------     ------------
Net increase in net assets
   from operations ...........................       2,432,093        1,946,176
Dividends to Shareholders From:
Net investment income
   Class A ...................................        (587,519)        (809,194)
   Class B ...................................        (297,028)        (582,388)
   Class C ...................................        (183,497)        (373,890)
Distributions in excess of net investment
   income
   Class A ...................................         (12,007)              -0-
   Class B ...................................          (6,113)              -0-
   Class C ...................................          (3,711)              -0-
Transactions in Shares of
Beneficial Interest
   Net increase ..............................       5,268,273        5,826,773
                                                  ------------     ------------
   Total increase ............................       6,610,491        6,007,477
Net Assets
   Beginning of period .......................      39,800,034       33,792,557
                                                  ------------     ------------
   End of period .............................    $ 46,410,525     $ 39,800,034
                                                  ============     ============

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 55

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                            New Jersey
                                                 ==============================
                                                   Six Months
                                                      Ended        Year Ended
                                                 March 31, 2001   September 30,
                                                   (unaudited)        2000
                                                 ==============   =============

Increase (Decrease) in Net Assets
from Operations
Net investment income ........................   $   3,729,918    $   6,544,724
Net realized gain (loss) on
   investment transactions ...................       1,754,918       (3,336,757)
Net change in unrealized
   appreciation/depreciation
   of investments ............................       3,239,893        3,260,518
                                                 -------------    -------------
Net increase in net assets
   from operations ...........................       8,724,729        6,468,485
Dividends to Shareholders From:
Net investment income
   Class A ...................................      (1,445,839)      (2,268,250)
   Class B ...................................      (1,547,948)      (2,756,064)
   Class C ...................................        (736,131)      (1,390,783)
Distributions in excess of net investment
   income
   Class A ...................................         (19,523)              -0-
   Class B ...................................         (20,524)              -0-
   Class C ...................................         (10,012)              -0-
Transactions in Shares of
Beneficial Interest
   Net increase ..............................      27,097,425       12,261,589
                                                 -------------    -------------
   Total increase ............................      32,042,177       12,314,977
Net Assets
Beginning of period ..........................     142,930,928      130,615,951
                                                 -------------    -------------
End of period ................................   $ 174,973,105    $ 142,930,928
                                                 =============    =============

See notes to financial statements.


--------------------------------------------------------------------------------
56 o ALLIANCE MUNICIPAL INCOME FUND II

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

                                                            Ohio
                                               ================================
                                                 Six Months
                                                    Ended          Year Ended
                                               March 31, 2001     September 30,
                                                 (unaudited)          2000
                                               ==============     =============

Increase (Decrease) in Net Assets
from Operations
Net investment income ....................     $   2,595,426      $   4,794,388
Net realized gain (loss) on
   investment transactions ...............           207,447         (3,051,400)
Net change in unrealized
   appreciation/depreciation
   of investments ........................         3,198,212          1,749,610
                                               -------------      -------------
Net increase in net assets
   from operations .......................         6,001,085          3,492,598
Dividends to Shareholders From:
Net investment income
   Class A ...............................          (926,965)        (1,528,439)
   Class B ...............................        (1,003,505)        (2,004,386)
   Class C ...............................          (609,525)        (1,058,452)
Transactions in Shares of
Beneficial Interest
Net increase (decrease) ..................         9,165,268         (3,100,234)
                                               -------------      -------------
Total increase (decrease) ................        12,626,358         (4,198,913)
Net Assets
Beginning of period ......................        96,210,820        100,409,733
                                               -------------      -------------
End of period ............................     $ 108,837,178      $  96,210,820
                                               =============      =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 57

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                          Pennsylvania
                                                 ==============================
                                                  Six Months
                                                     Ended          Year Ended
                                                 March 31, 2001   September 30,
                                                  (unaudited)         2000
                                                 ==============   =============

Increase (Decrease) in Net Assets
from Operations
Net investment income ........................   $   3,452,858    $   6,652,273
Net realized gain (loss) on
   investment transactions ...................       1,169,366       (3,216,273)
Net change in unrealized
   appreciation/depreciation
   of investments ............................       3,654,613        2,618,243
                                                 -------------    -------------
Net increase in net assets
   from operations ...........................       8,276,837        6,054,243
Dividends to Shareholders From:
Net investment income
   Class A ...................................      (1,843,230)      (3,276,524)
   Class B ...................................      (1,043,135)      (2,143,368)
   Class C ...................................        (566,493)      (1,091,618)
Distributions in excess of net investment
   income
   Class A ...................................         (50,577)              -0-
   Class B ...................................         (28,628)              -0-
   Class C ...................................         (16,223)              -0-
Transactions in Shares of
Beneficial Interest
Net increase (decrease) ......................      17,191,788       (5,642,255)
                                                 -------------    -------------
Total increase (decrease) ....................      21,920,339       (6,099,522)
Net Assets
Beginning of period ..........................     136,306,644      142,406,166
                                                 -------------    -------------
End of period ................................   $ 158,226,983    $ 136,306,644
                                                 =============    =============

See notes to financial statements.


--------------------------------------------------------------------------------
58 o ALLIANCE MUNICIPAL INCOME FUND II

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

                                                            Virginia
                                                 ==============================
                                                  Six Months
                                                     Ended         Year Ended
                                                 March 31, 2001   September 30,
                                                  (unaudited)          2000
                                                 ==============   =============

Increase (Decrease) in Net Assets
from Operations
Net investment income ........................   $   2,712,718    $   4,640,990
Net realized gain (loss) on investment
   transactions ..............................         108,509       (2,134,258)

Net change in unrealized
   appreciation/depreciation
   of investments ............................       1,973,994        2,656,230
                                                 -------------    -------------
Net increase in net assets
   from operations ...........................       4,795,221        5,162,962
Dividends to Shareholders From:
Net investment income
   Class A ...................................      (1,070,648)      (1,740,980)
   Class B ...................................      (1,206,806)      (2,122,937)
   Class C ...................................        (435,264)        (692,196)
Distributions in excess of net investment
   income
   Class A ...................................         (14,279)              -0-
   Class B ...................................         (16,475)              -0-
   Class C ...................................          (5,858)              -0-
Transactions in Shares of
Beneficial Interest
Net increase .................................      17,991,257       20,125,507
                                                 -------------    -------------
Total increase ...............................      20,037,148       20,732,356
Net Assets
   Beginning of period .......................     103,848,533       83,116,177
                                                 -------------    -------------
   End of period .............................   $ 123,885,681    $ 103,848,533
                                                 =============    =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 59

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTES TO FINANCIAL STATEMENTS
March 31, 2001 (unaudited)

NOTE A

Significant Accounting Policies

Alliance Municipal Income Fund II (the "Fund") which is a Massachusetts Business Trust, is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. The Fund operates as a series company currently comprised of nine portfolios: Arizona Portfolio, Florida Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, Ohio portfolio, Pennsylvania Portfolio and Virginia Portfolio (the "Portfolios"). Each series is considered to be a separate entity for financial reporting and tax purposes. Each portfolio offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities ex change are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. If no bid prices are quoted, then the security is valued at the mean of the bid and asked prices as obtained on that day from one or more dealers regularly making a market in that security. Securities traded on the over-the-counter market are valued at the mean of the closing bid and asked price provided by two or more dealers regularly making a market in such securities. U.S. government securities and other debt securities which mature in 60 days or less are valued at amortized cost unless this method does not represent fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Trustees. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.


--------------------------------------------------------------------------------
60 o ALLIANCE MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

2. Taxes

It is the policy of each Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no pro visions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolios amortize premium and accrete original issue discount and market discount as adjustments to interest income.

The Portfolios follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Portfolios.

4. Income and Expenses

All income earned and expenses incurred by the portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Portfolios represented by the net assets of such class, except that the Portfolio's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

5. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified with the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of
 .625 of 1% of each Portfolio's average daily net assets. Such fees are accrued daily and paid monthly. For the six months ended March 31, 2001, the Adviser agreed to waive all or a portion of its advisory fees. The aggregate amounts of such fee waivers were: Arizona Portfolio, $214,969; Florida Portfolio, $348,612; Massachusetts Portfolio, $186,553; Michigan Portfolio, $77,696; Minnesota Portfolio, $91,319; New Jersey Portfolio, $223,584; Ohio Portfolio, $186,849; Pennsylvania Portfolio, $161,458; and Virginia Portfolio, $227,999.

Pursuant to the advisory agreement, the Arizona, Florida, Massachusetts, New Jersey, Ohio and Pennsylvania


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 61

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

Portfolios each paid $46,500 to the Adviser representing the cost of certain legal and accounting services provided to these Portfolios by the Adviser for the six months ended March 31, 2001. Additionally, the Adviser agreed to waive all or a portion of such fees for the Michigan, Minnesota and Virginia Portfolios in the aggregate amount of $46,500 for each of these portfolios.

Each Portfolio compensates Alliance Global Investor Services, Inc. (a wholly - owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for each Portfolio. Such compensation amounted to: Arizona Portfolio, $12,049; Florida Portfolio, $22,409; Massachusetts Portfolio, $18,040; Michigan Portfolio, $12,504; Minnesota Portfolio, $9,723; New Jersey Portfolio, $30,499; Ohio Portfolio, $17,927; Pennsylvania Portfolio, $27,993; and Virginia Portfolio, $18,889.

For the six months ended March 31, 2001, each Portfolio's expenses were reduced under an expense offset arrangement with Alliance Global Investor Services, Inc. as follows: Arizona Portfolio, by $584; Florida Portfolio, by $1,061; Massachusetts Portfolio, by $871; Michigan Portfolio, by $492; Minnesota Portfolio, by $432; New Jersey Portfolio, by $1,303; Ohio Portfolio, by $820; Pennsylvania Portfolio, by $1,196; and Virginia Portfolio, by $911.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges from sales of Class A shares and contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for the six months ended March 31, 2001 as follows:

                             Front End        Contingent Deferred Sales Charges
                         Sales Charges       -----------------------------------
Portfolio                      Class A       Class A       Class B       Class C
--------------------------------------------------------------------------------
Arizona                        $13,170       $   937      $ 13,846       $    43
Florida                         29,570            43        35,313         1,461
Massachusetts                    4,078            -0-       23,132           265
Michigan                        10,430            -0-       15,843         3,038
Minnesota                        3,972            -0-        5,206           217
New Jersey                      20,222            -0-       31,587         3,278
Ohio                             7,046            -0-       32,853         1,097
Pennsylvania                     8,607            -0-       31,711           332
Virginia                        10,984            -0-       31,203           868


--------------------------------------------------------------------------------
62 o ALLIANCE MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTE C

Distribution Services Agreement

Each Portfolio has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of each Portfolio's average daily net assets attributable to Class A shares and 1% of each Portfolio's average daily net assets attributable to both Class B and Class C shares. Such fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio                                        Class B                 Class C
--------------------------------------------------------------------------------
Arizona ........................               2,832,608                 560,790
Florida ........................               3,531,973               1,875,637
Massachusetts ..................               2,602,543               1,599,918
Michigan .......................               2,168,745               1,787,387
Minnesota ......................               2,251,299               1,316,405
New Jersey .....................               4,518,361               1,618,274
Ohio ...........................               3,533,867               1,758,013
Pennsylvania ...................               3,197,040               1,404,938
Virginia .......................               3,549,336                 947,148

Such costs may be recovered from each Portfolio at an annual rate of up to .30 of 1% of each Portfolio's daily net assets in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the six months ended March 31, 2001 were as follows:

Portfolio                                      Purchases                   Sales
--------------------------------------------------------------------------------
Arizona ........................            $ 40,011,124            $ 24,305,040
Florida ........................             121,926,706             105,764,580
Massachusetts ..................              53,717,896              42,546,084
Michigan .......................              43,339,709              35,113,221
Minnesota ......................              20,481,597              13,032,954
New Jersey .....................             121,397,482              92,965,047
Ohio ...........................              26,869,211              17,156,979
Pennsylvania ...................              96,740,084              79,599,209
Virginia .......................             108,660,866              92,395,569


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 63

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

At March 31, 2001, the cost of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation of investments for each Portfolio were as follows:

                               Gross Unrealized Gross Unrealized  Net Unrealized
Portfolio            Tax Cost      Appreciation     Depreciation    Appreciation
--------------------------------------------------------------------------------
Arizona          $102,546,818        $3,941,489        $ (37,687)     $3,903,802
Florida           188,828,365         9,053,665              (17)      9,053,648
Massachusetts     122,452,078         6,943,598         (121,774)      6,821,824
Michigan           47,458,856         1,872,508               -0-      1,872,508
Minnesota          43,632,094         2,168,471           (2,032)      2,166,439
New Jersey        165,043,101         8,936,654          (77,272)      8,859,382
Ohio              101,278,400         6,065,341               -0-      6,065,341
Pennsylvania      146,642,111         7,662,218          (74,426)      7,587,792
Virginia          112,078,033         4,979,544          (14,968)      4,964,576

For Federal income tax purposes at September 30, 2000, the Fund had capital loss carryforwards for the following Portfolios:

                   Expiring         Expiring         Expiring           Expiring
                    in 2003          in 2004          in 2007            in 2008
--------------------------------------------------------------------------------
Arizona          $       -0-        $     -0-        $     -0-        $2,626,903
Florida           3,931,206               -0-           4,853          7,457,727
Massachusetts            -0-              -0-              -0-         7,248,317
Michigan                 -0-              -0-              -0-           910,031
Minnesota           650,584          492,981               -0-         1,051,696
New Jersey        3,051,602          349,704               -0-         3,327,295
Ohio              2,526,402          332,000               -0-         2,491,530
Pennsylvania        316,038               -0-           1,363          8,505,784
Virginia                 -0-              -0-              -0-         3,978,133

Capital losses incurred after October 31 ("post October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and elected to defer the following net capital losses during the fiscal year 2000.

                               Post October Losses
                               -------------------
Arizona                                                               $  839,963
Florida                                                                5,615,782
Massachusetts                                                          1,962,102
Michigan                                                                  36,311
Minnesota                                                                320,906
New Jersey                                                             2,894,306
Ohio                                                                   2,319,316
Pennsylvania                                                             287,711
Virginia                                                               1,221,804


--------------------------------------------------------------------------------
64 o ALLIANCE MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

To the extent that the carryover losses are used to offset future capital gains, it is probable that the gain to offset will not be distributed to shareholders.

NOTE E

Shares of Beneficial Interest

There is an unlimited number of $.01 par value shares of beneficial interest authorized for Class A, Class B and Class C shares.

Transactions in shares of beneficial interest in each Portfolio were as follows:

                  ---------------------------------   -------------------------------
                                 Shares                           Amount
                  ---------------------------------   -------------------------------
                  Six Months Ended       Year Ended   Six Months Ended     Year Ended
                    March 31, 2001    September 30,     March 31, 2001  September 30,
Arizona Portfolio      (unaudited)             2000        (unaudited)           2000
-------------------------------------------------------------------------------------
Class A
Shares sold                967,137        1,856,655       $ 10,276,471   $ 18,930,679
-------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions            70,322          108,731            746,301      1,115,566
-------------------------------------------------------------------------------------
Shares converted
   from Class B             20,597           93,637            218,572        956,418
-------------------------------------------------------------------------------------
Shares redeemed           (419,582)      (1,244,309)        (4,440,559)   (12,714,107)
-------------------------------------------------------------------------------------
Net increase               638,474          814,714       $  6,800,785   $  8,288,556
=====================================================================================

Class B
Shares sold                830,140          975,420       $  8,815,968   $ 10,008,779
-------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions            37,380           76,864            395,824        786,969
-------------------------------------------------------------------------------------
Shares converted
   to Class A              (20,620)         (93,680)          (218,572)      (956,418)
-------------------------------------------------------------------------------------
Shares redeemed           (199,632)        (692,556)        (2,109,676)    (7,074,992)
-------------------------------------------------------------------------------------
Net increase               647,268          266,048       $  6,883,544   $  2,764,338
=====================================================================================

Class C
Shares sold                488,608          273,926       $  5,197,169   $  2,799,629
-------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions             9,955           21,744            105,489        222,385
-------------------------------------------------------------------------------------
Shares redeemed           (339,328)        (342,651)        (3,597,624)    (3,504,007)
-------------------------------------------------------------------------------------
Net increase
   (decrease)              159,235          (46,981)      $  1,705,034   $   (481,993)
=====================================================================================


--------------------------------------------------------------------------------
                                           ALLIANCE MUNCIPAL INCOME FUND II o 65

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                  ---------------------------------   -------------------------------
                                 Shares                             Amount
                  ---------------------------------   -------------------------------
                  Six Months Ended       Year Ended   Six Months Ended     Year Ended
                    March 31, 2001    September 30,     March 31, 2001  September 30,
Florida Portfolio      (unaudited)             2000        (unaudited)           2000
-------------------------------------------------------------------------------------
Class A
Shares sold              1,815,372        2,566,311       $ 17,969,504   $ 24,438,087
-------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                96,989          184,140            963,305      1,762,270
-------------------------------------------------------------------------------------
Shares converted
   from Class B            102,036          463,681          1,007,842      4,429,715
-------------------------------------------------------------------------------------
Shares redeemed           (796,143)      (3,613,466)        (7,904,202)   (34,473,817)
-------------------------------------------------------------------------------------
Net increase
   (decrease)            1,218,254         (399,334)      $ 12,036,449   $ (3,843,745)
=====================================================================================

Class B
Shares sold              1,147,685        1,802,032       $ 11,425,925   $ 17,249,875
-------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                80,519          163,330            800,336      1,562,651
-------------------------------------------------------------------------------------
Shares converted
   to Class A             (102,136)        (463,533)        (1,007,842)    (4,429,715)
-------------------------------------------------------------------------------------
Shares redeemed           (498,050)      (1,687,659)        (4,946,288)   (16,081,782)
-------------------------------------------------------------------------------------
Net increase
   (decrease)              628,018         (185,830)      $  6,272,131   $ (1,698,971)
=====================================================================================

Class C
Shares sold                344,107        1,051,801       $  3,428,397   $ 10,079,336
-------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                46,495          108,711            461,887      1,039,907
-------------------------------------------------------------------------------------
Shares redeemed           (441,315)      (1,519,095)        (4,364,156)   (14,517,668)
-------------------------------------------------------------------------------------
Net decrease               (50,713)        (358,583)      $   (473,872)  $ (3,398,425)
=====================================================================================


--------------------------------------------------------------------------------
66 o ALLIANCE MUNICIPAL INCOME FUND II

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                  ---------------------------------  --------------------------------
                                 Shares                           Amount
                  ---------------------------------  --------------------------------
                  Six Months Ended       Year Ended  Six Months Ended      Year Ended
Massachusetts       March 31, 2001    September 30,    March 31, 2001   September 30,
Portfolio              (unaudited)             2000       (unaudited)            2000
-------------------------------------------------------------------------------------
Class A
Shares sold                474,735        3,870,727     $  5,164,460     $ 39,956,518
-------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions            54,358          119,699          588,516        1,242,591
-------------------------------------------------------------------------------------
Shares converted
   from Class B             18,010           53,711          194,903          557,445
-------------------------------------------------------------------------------------
Shares redeemed           (452,910)      (3,953,939)      (4,918,961)     (40,717,058)
-------------------------------------------------------------------------------------
Net increase                94,193           90,198     $  1,028,918     $  1,039,496
=====================================================================================

Class B
Shares sold                646,923          701,960     $  7,013,619     $  7,282,614
-------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions            58,790          106,504          635,929        1,103,845
-------------------------------------------------------------------------------------
Shares converted
   to Class A              (16,997)         (53,776)        (194,903)        (557,445)
-------------------------------------------------------------------------------------
Shares redeemed           (203,993)        (979,204)      (2,181,471)     (10,141,966)
-------------------------------------------------------------------------------------
Net increase
   (decrease)              484,723         (224,516)    $  5,273,174     $ (2,312,952)
=====================================================================================

Class C
Shares sold                593,341        1,104,460     $  6,424,606     $ 11,373,666
-------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions            51,393          100,372          555,401        1,040,730
-------------------------------------------------------------------------------------
Shares redeemed           (242,249)      (1,011,826)      (2,606,805)     (10,446,277)
-------------------------------------------------------------------------------------
Net increase               402,485          193,006     $  4,373,202     $  1,968,119
=====================================================================================

                  ---------------------------------  --------------------------------
                                 Shares                            Amount
                  ---------------------------------  --------------------------------
                  Six Months Ended       Year Ended  Six Months Ended      Year Ended
                    March 31, 2001    September 30,    March 31, 2001   September 30,
Michigan Portfolio     (unaudited)             2000       (unaudited)            2000
-------------------------------------------------------------------------------------
Class A
Shares sold                367,642          722,401     $  3,816,427     $  7,130,569
-------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions            24,955           42,594          258,957          421,840
-------------------------------------------------------------------------------------
Shares converted
   from Class B             20,714           78,253          213,657          772,080
-------------------------------------------------------------------------------------
Shares redeemed           (183,874)        (573,366)      (1,907,875)      (5,684,298)
-------------------------------------------------------------------------------------
Net increase               229,437          269,882     $  2,381,166     $  2,640,191
=====================================================================================


--------------------------------------------------------------------------------
                                           ALLIANCE MUNCIPAL INCOME FUND II o 67

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                  ---------------------------------  --------------------------------
                                 Shares                            Amount
                  ---------------------------------  --------------------------------
                  Six Months Ended       Year Ended  Six Months Ended      Year Ended
                    March 31, 2001    September 30,    March 31, 2001   September 30,
Michigan Portfolio     (unaudited)             2000       (unaudited)            2000
-------------------------------------------------------------------------------------
Class B
Shares sold                453,601          509,186     $  4,693,214     $  5,037,342
-------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions            20,745           34,447          215,004          340,544
-------------------------------------------------------------------------------------
Shares converted
   to Class A              (20,743)         (78,329)        (213,657)        (772,080)
-------------------------------------------------------------------------------------
Shares redeemed           (100,131)        (369,536)      (1,033,209)      (3,623,920)
-------------------------------------------------------------------------------------
Net increase               353,472           95,768     $  3,661,352     $    981,886
=====================================================================================

Class C
Shares sold                288,396          527,572     $  2,986,089     $  5,227,244
-------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions            22,050           40,772          228,473          403,193
-------------------------------------------------------------------------------------
Shares redeemed            (79,496)        (448,502)        (824,564)      (4,415,928)
-------------------------------------------------------------------------------------
Net increase               230,950          119,842     $  2,389,998     $  1,214,509
=====================================================================================

                  ---------------------------------  --------------------------------
                                 Shares                            Amount
                  ---------------------------------  --------------------------------
                  Six Months Ended       Year Ended  Six Months Ended      Year Ended
                    March 31, 2001    September 30,    March 31, 2001   September 30,
Minnesota Portfolio    (unaudited)             2000       (unaudited)            2000
-------------------------------------------------------------------------------------
Class A
Shares sold                523,701        1,038,812     $  5,225,306     $  9,954,253
-------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                31,044           44,751          308,406          426,425
-------------------------------------------------------------------------------------
Shares converted
   from Class B             29,988          202,898          298,081        1,922,179
-------------------------------------------------------------------------------------
Shares redeemed           (270,499)        (302,710)      (2,698,477)      (2,863,592)
-------------------------------------------------------------------------------------
Net increase               314,234          983,751     $  3,133,316     $  9,439,265
=====================================================================================

Class B
Shares sold                221,607          289,103     $  2,199,471     $  2,761,982
-------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                17,940           37,751          178,033          359,400
-------------------------------------------------------------------------------------
Shares converted
   to Class A              (29,988)        (202,882)        (298,081)      (1,922,179)
-------------------------------------------------------------------------------------
Shares redeemed            (63,367)        (342,232)        (625,335)      (3,250,404)
-------------------------------------------------------------------------------------
Net increase
(decrease)                 146,192         (218,260)    $  1,454,088     $ (2,051,201)
=====================================================================================


--------------------------------------------------------------------------------
68 o ALLIANCE MUNICIPAL INCOME FUND II

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                  ---------------------------------  --------------------------------
                                 Shares                            Amount
                  ---------------------------------  --------------------------------
                  Six Months Ended       Year Ended  Six Months Ended      Year Ended
                    March 31, 2001    September 30,    March 31, 2001   September 30,
Minnesota Portfolio    (unaudited)             2000       (unaudited)            2000
-------------------------------------------------------------------------------------
Class C
Shares sold                119,694          121,928     $  1,190,042     $  1,164,949
-------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                13,294           28,935          131,989          275,465
-------------------------------------------------------------------------------------
Shares redeemed            (64,861)        (315,968)        (641,162)      (3,001,705)
-------------------------------------------------------------------------------------
Net increase
   (decrease)               68,127         (165,105)    $    680,869     $ (1,561,291)
=====================================================================================

                  ---------------------------------  --------------------------------
                                 Shares                            Amount
                  ---------------------------------  --------------------------------
                  Six Months Ended       Year Ended  Six Months Ended      Year Ended
New Jersey          March 31, 2001    September 30,    March 31, 2001   September 30,
Portfolio              (unaudited)             2000       (unaudited)            2000
-------------------------------------------------------------------------------------
Class A
Shares sold              1,427,137        2,110,449     $ 14,424,833     $ 20,395,892
-------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                77,601          122,419          781,472        1,186,150
-------------------------------------------------------------------------------------
Shares converted
   from Class B            113,542          741,480        1,132,036        7,152,154
-------------------------------------------------------------------------------------
Shares redeemed           (516,481)      (1,302,929)      (5,227,742)     (12,525,557)
-------------------------------------------------------------------------------------
Net increase             1,101,799        1,671,419     $ 11,110,599     $ 16,208,639
=====================================================================================

Class B
Shares sold              1,657,391        1,695,875     $ 16,727,188     $ 16,459,266
-------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                94,409          184,273          950,864        1,783,712
-------------------------------------------------------------------------------------
Shares converted
   to Class A             (113,535)        (741,372)      (1,132,036)      (7,152,154)
-------------------------------------------------------------------------------------
Shares redeemed           (284,815)      (1,415,970)      (2,871,318)     (13,650,743)
-------------------------------------------------------------------------------------
Net increase
   (decrease)            1,353,450         (277,194)    $ 13,674,698     $ (2,559,919)
=====================================================================================

Class C
Shares sold                606,084          815,133     $  6,104,941     $  7,916,397
-------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                48,923           96,313          492,852          932,437
-------------------------------------------------------------------------------------
Shares redeemed           (424,181)      (1,057,324)      (4,285,665)     (10,235,965)
-------------------------------------------------------------------------------------
Net increase
(decrease)                 230,826         (145,878)    $  2,312,128     $ (1,387,131)
=====================================================================================


--------------------------------------------------------------------------------
                                           ALLIANCE MUNCIPAL INCOME FUND II o 69

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                  ---------------------------------  --------------------------------
                                 Shares                            Amount
                  ---------------------------------  --------------------------------
                  Six Months Ended       Year Ended  Six Months Ended      Year Ended
                    March 31, 2001    September 30,    March 31, 2001   September 30,
Ohio Portfolio         (unaudited)             2000       (unaudited)            2000
-------------------------------------------------------------------------------------
Class A
Shares sold                477,111          846,158     $  4,749,920     $  8,165,215
-------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                60,312           98,790          599,650          947,389
-------------------------------------------------------------------------------------
Shares converted
   from Class B             98,260          645,321          974,788        6,130,635
-------------------------------------------------------------------------------------
Shares redeemed           (344,123)      (1,025,457)      (3,423,844)      (9,805,778)
-------------------------------------------------------------------------------------
Net increase               291,560          564,812     $  2,900,514     $  5,437,461
=====================================================================================

Class B
Shares sold                552,452          956,292     $  5,484,486     $  9,174,916
-------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                60,515          135,146          601,846        1,295,052
-------------------------------------------------------------------------------------
Shares converted
   to Class A              (98,260)        (645,213)        (974,788)      (6,184,635)
-------------------------------------------------------------------------------------
Shares redeemed           (353,416)      (1,244,603)      (3,515,090)     (11,873,682)
-------------------------------------------------------------------------------------
Net increase
   (decrease)              161,291         (798,378)    $  1,596,454     $ (7,588,349)
=====================================================================================

Class C
Shares sold                577,834          621,261     $  5,733,322     $  5,954,337
-------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                36,647           67,130          365,144          644,074
-------------------------------------------------------------------------------------
Shares redeemed           (144,187)        (790,731)      (1,430,166)      (7,547,757)
-------------------------------------------------------------------------------------
Net increase
   (decrease)              470,294         (102,340)    $  4,668,300     $   (949,346)
=====================================================================================

                  ---------------------------------  --------------------------------
                                 Shares                            Amount
                  ---------------------------------  --------------------------------
                  Six Months Ended       Year Ended  Six Months Ended      Year Ended
Pennsylvania        March 31, 2001    September 30,    March 31, 2001   September 30,
Portfolio              (unaudited)             2000       (unaudited)            2000
-------------------------------------------------------------------------------------
Class A
Shares sold              1,640,396        1,759,176     $ 16,634,140     $ 17,065,835
-------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends               109,398          208,257        1,102,302        2,018,532
-------------------------------------------------------------------------------------
Shares converted
   from Class B             96,786          567,875          971,063        5,501,230
-------------------------------------------------------------------------------------
Shares redeemed           (826,035)      (1,938,986)      (8,275,880)     (18,774,423)
-------------------------------------------------------------------------------------
Net increase             1,020,545          596,322     $ 10,431,625     $  5,811,174
=====================================================================================


--------------------------------------------------------------------------------
70 o ALLIANCE MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                  ---------------------------------  --------------------------------
                                 Shares                            Amount
                  ---------------------------------  --------------------------------
                  Six Months Ended       Year Ended  Six Months Ended      Year Ended
Pennsylvania        March 31, 2001    September 30,    March 31, 2001   September 30,
Portfolio              (unaudited)             2000       (unaudited)            2000
-------------------------------------------------------------------------------------
Class B
Shares sold                701,234        1,143,643     $  7,080,109     $ 11,092,896
-------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                63,593          136,473          640,742        1,321,432
-------------------------------------------------------------------------------------
Shares converted
   to Class A              (96,786)        (567,932)        (971,063)      (5,501,230)
-------------------------------------------------------------------------------------
Shares redeemed           (361,125)      (1,446,558)      (3,621,894)     (13,974,905)
-------------------------------------------------------------------------------------
Net increase
   (decrease)              306,916         (734,374)    $  3,127,894     $ (7,061,807)
=====================================================================================

Class C
Shares sold                460,480          562,077     $  4,648,274     $  5,452,362
-------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                34,335           70,224          346,007          680,054
-------------------------------------------------------------------------------------
Shares redeemed           (135,899)      (1,095,926)      (1,362,012)     (10,524,038)
-------------------------------------------------------------------------------------
Net increase
   (decrease)              358,916         (463,625)    $  3,632,269     $ (4,391,622)
=====================================================================================

                  ---------------------------------  --------------------------------
                                 Shares                            Amount
                  ---------------------------------  --------------------------------
                  Six Months Ended       Year Ended  Six Months Ended      Year Ended
                    March 31, 2001    September 30,    March 31, 2001   September 30,
Virginia Portfolio     (unaudited)             2000       (unaudited)            2000
-------------------------------------------------------------------------------------
Class A
Shares sold                721,169        1,643,283     $  7,524,865     $ 16,689,473
-------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions            52,290           85,822          546,385          871,541
-------------------------------------------------------------------------------------
Shares converted
   from Class B             20,760           33,791          216,977          344,049
-------------------------------------------------------------------------------------
Shares redeemed           (241,140)        (838,839)      (2,515,337)      (8,577,211)
-------------------------------------------------------------------------------------
Net increase               553,079          924,057     $  5,772,890     $  9,327,852
=====================================================================================

Class B
Shares sold                952,663        1,287,195     $  9,945,466     $ 13,075,898
-------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions            73,764          140,005          769,760        1,419,246
-------------------------------------------------------------------------------------
Shares converted
   to Class A              (20,795)         (33,832)        (216,977)        (344,049)
-------------------------------------------------------------------------------------
Shares redeemed           (290,372)        (705,746)      (3,026,959)      (7,113,912)
-------------------------------------------------------------------------------------
Net increase               715,260          687,622     $  7,471,290     $  7,037,183
=====================================================================================


--------------------------------------------------------------------------------
                                           ALLIANCE MUNCIPAL INCOME FUND II o 71

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                  ---------------------------------  --------------------------------
                                 Shares                            Amount
                  ---------------------------------  --------------------------------
                  Six Months Ended       Year Ended  Six Months Ended      Year Ended
                    March 31, 2001    September 30,    March 31, 2001   September 30,
Virginia Portfolio     (unaudited)             2000       (unaudited)            2000
-------------------------------------------------------------------------------------
Class C
Shares sold                543,769          606,560     $  5,677,052     $  6,121,444
-------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions            28,333           47,688          295,506          483,928
-------------------------------------------------------------------------------------
Shares redeemed           (118,017)        (281,067)      (1,225,481)      (2,844,900)
-------------------------------------------------------------------------------------
Net increase               454,085          373,181     $  4,747,077     $  3,760,472
=====================================================================================

NOTE F

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended March 31, 2001.


--------------------------------------------------------------------------------
72 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                        Arizona Portfolio
                                   -----------------------------------------------------------------------------------------
                                                                             Class A
                                   -----------------------------------------------------------------------------------------
                                    Six Months
                                         Ended
                                     March 31,                                  Year Ended September 30,
                                          2001            ------------------------------------------------------------------
                                   (unaudited)              2000           1999           1998           1997           1996
                                   -----------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........       $10.47            $10.40         $11.03         $10.78         $10.32         $10.29
                                    ----------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....          .27               .55            .51            .54            .57            .55
Net realized and unrealized
   gain (loss) on investment
   transactions .................          .22               .07           (.55)           .45            .48            .14
                                    ----------------------------------------------------------------------------------------
Net increase (decrease) in net
   asset value from operations ..          .49               .62           (.04)           .99           1.05            .69
                                    ----------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net investment
   income .......................         (.27)             (.55)          (.51)          (.54)          (.57)          (.55)
Distributions in excess of net
   investment income ............           -0-               -0-          (.04)          (.02)            -0-          (.03)
Distributions from net realized
   gains ........................           -0-               -0-          (.04)          (.18)          (.02)          (.08)
                                    ----------------------------------------------------------------------------------------
Total dividends and distributions         (.27)             (.55)          (.59)          (.74)          (.59)          (.66)
                                    ----------------------------------------------------------------------------------------
Net asset value, end of period ..       $10.69            $10.47         $10.40         $11.03         $10.78         $10.32
                                    ========================================================================================
Total Return
Total investment return based on
   net asset value(c) ...........         4.77%             6.17%          (.45)%         9.54%         10.54%          6.84%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............      $55,080           $47,258        $38,472        $21,185         $9,225         $4,409
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............          .78%(d)           .78%           .78%           .78%           .78%           .78%
   Expenses, before waivers/
     reimbursements .............         1.22%(d)          1.29%          1.39%          1.55%          2.71%          3.69%
   Net investment income, net of
     waivers/reimbursements .....         5.18%(d)          5.33%          4.74%          4.92%          5.42%          5.33%
Portfolio turnover rate .........           25%              199%           217%            45%           193%           244%

See footnote summary on page 99.


--------------------------------------------------------------------------------
                                           ALLIANCE MUNCIPAL INCOME FUND II o 73

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                        Arizona Portfolio
                                   -----------------------------------------------------------------------------------------
                                                                             Class B
                                   -----------------------------------------------------------------------------------------
                                    Six Months
                                         Ended
                                     March 31,                                  Year Ended September 30,
                                          2001            ------------------------------------------------------------------
                                   (unaudited)              2000           1999           1998           1997           1996
                                   -----------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........       $10.46            $10.39         $11.03         $10.78         $10.32         $10.29
                                   -----------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....          .24               .48            .43            .45            .50            .47
Net realized and unrealized
   gain (loss) on investment
   transactions .................          .21               .07           (.55)           .47            .48            .14
                                   -----------------------------------------------------------------------------------------
Net increase (decrease) in net
   asset value from operations ..          .45               .55           (.12)           .92            .98            .61
                                   -----------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net investment
   income .......................         (.24)             (.48)          (.43)          (.45)          (.50)          (.47)
Distributions in excess of net
   investment income ............           -0-               -0-          (.05)          (.04)            -0-          (.03)
Distributions from net realized
   gains ........................           -0-               -0-          (.04)          (.18)          (.02)          (.08)
                                   -----------------------------------------------------------------------------------------
Total dividends and distributions         (.24)             (.48)          (.52)          (.67)          (.52)          (.58)
                                   -----------------------------------------------------------------------------------------
Net asset value, end of period ..       $10.67            $10.46         $10.39         $11.03         $10.78         $10.32
                                   =========================================================================================
Total Return
Total investment return based on
   net asset value(c) ...........         4.32%             5.45%         (1.19)%         8.84%          9.80%          6.10%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............      $41,856           $34,232        $31,242        $13,698         $6,531         $5,199
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............         1.48%((d)         1.48%          1.48%          1.48%          1.48%          1.48%
   Expenses, before waivers/
     reimbursements .............         1.93%(d)          1.99%          2.16%          2.30%          3.40%          4.40%
   Net investment income, net of
     waivers/reimbursements .....         4.47%(d)          4.63%          4.05%          4.21%          4.73%          4.62%
Portfolio turnover rate .........           25%              199%           217%            45%           193%           244%

See footnote summary on page 99.


--------------------------------------------------------------------------------
74 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                        Arizona Portfolio
                                   -----------------------------------------------------------------------------------------
                                                                             Class C
                                   -----------------------------------------------------------------------------------------
                                    Six Months
                                         Ended
                                     March 31,                                  Year Ended September 30,
                                          2001            ------------------------------------------------------------------
                                   (unaudited)              2000           1999           1998           1997           1996
                                   -----------------------------------------------------------------------------------------

Net asset value,
   beginning of period ..........       $10.46            $10.39         $11.03         $10.78         $10.32         $10.30
                                   -----------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....          .24               .48            .43            .45            .50            .47
Net realized and unrealized
   gain (loss) on investment
   transactions .................          .21               .07           (.55)           .47            .48            .13
                                   -----------------------------------------------------------------------------------------
Net increase (decrease) in net
   asset value from operations ..          .45               .55           (.12)           .92            .98            .60
                                   -----------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net investment
   income .......................         (.24)             (.48)          (.43)          (.45)          (.50)          (.47)
Distributions in excess of net
   investment income ............                            -0-           (.05)          (.04)            -0-          (.03)
Distributions from net realized
   gains ........................          -0-               -0-           (.04)          (.18)          (.02)          (.08)
                                   -----------------------------------------------------------------------------------------
Total dividends and distributions         (.24)             (.48)          (.52)          (.67)          (.52)          (.58)
                                   -----------------------------------------------------------------------------------------
Net asset value, end of period ..       $10.67            $10.46         $10.39         $11.03         $10.78         $10.32
                                   =========================================================================================
Total Return
Total investment return based on
   net asset value(c) ...........         4.33%             5.45%         (1.19)%         8.83%          9.80%          6.00%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............      $10,825            $8,941         $9,368         $4,708         $1,775           $710
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............         1.48%(d)          1.48%          1.48%          1.48%          1.48%          1.48%
   Expenses, before waivers/
     reimbursements .............         1.93%(d)          1.99%          2.17%          2.34%          3.39%          4.41%
   Net investment income, net of
     waivers/reimbursements .....         4.50%(d)          4.64%          4.05%          4.19%          4.70%          4.61%
Portfolio turnover rate .........           25%              199%           217%            45%           193%           244%

See footnote summary on page 99.


--------------------------------------------------------------------------------
                                           ALLIANCE MUNCIPAL INCOME FUND II o 75

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                        Florida Portfolio
                                   -----------------------------------------------------------------------------------------
                                                                             Class A
                                   -----------------------------------------------------------------------------------------
                                    Six Months
                                         Ended
                                     March 31,                                  Year Ended September 30,
                                          2001            ------------------------------------------------------------------
                                   (unaudited)              2000           1999           1998           1997           1996
                                   -----------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........       $ 9.76            $ 9.81         $10.48         $10.14         $ 9.73         $ 9.58
                                   -----------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....          .27               .53            .51            .52            .55            .54
Net realized and unrealized
   gain (loss) on investment
   transactions .................          .30              (.05)          (.65)           .37            .41            .16
                                   -----------------------------------------------------------------------------------------
Net increase (decrease) in net
   asset value from operations ..          .57               .48           (.14)           .89            .96            .70
                                   -----------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net investment
   income .......................         (.26)             (.53)          (.51)          (.52)          (.55)          (.54)
Distributions in excess of net
   investment income ............           -0-               -0-          (.02)          (.03)            -0-          (.01)
                                   -----------------------------------------------------------------------------------------
Total dividends and distributions         (.26)             (.53)          (.53)          (.55)          (.55)          (.55)
                                   -----------------------------------------------------------------------------------------
Net asset value, end of period ..       $10.07            $ 9.76         $ 9.81         $10.48         $10.14         $ 9.73
                                   =========================================================================================
Total Return
Total investment return based on
   net asset value(c) ...........         5.95%             5.10%         (1.38)%         8.97%         10.14%          7.45%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............      $90,039           $75,422        $79,752        $44,440        $17,516        $14,297
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............          .78%(d)           .73%           .73%           .73%           .73%           .73%
   Expenses, before waivers/
     reimbursements .............         1.15%(d)          1.14           1.18%          1.27%          1.35%          1.33%
   Net investment income, net of
     waivers/reimbursements .....         5.37%(d)          5.52           4.94%          5.14%          5.58%          5.52%
Portfolio turnover rate .........           56%              281%           244%            65%           204%           237%

See footnote summary on page 99.


--------------------------------------------------------------------------------
76 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                        Florida Portfolio
                                   -----------------------------------------------------------------------------------------
                                                                             Class B
                                   -----------------------------------------------------------------------------------------
                                    Six Months
                                         Ended
                                     March 31,                                  Year Ended September 30,
                                          2001            ------------------------------------------------------------------
                                   (unaudited)              2000           1999           1998           1997           1996
                                   -----------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........       $ 9.77            $ 9.81         $10.48         $10.14         $ 9.74         $ 9.58
                                   -----------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....          .23               .46            .43            .46            .48            .47
Net realized and unrealized
   gain (loss) on investment
   transactions .................          .30              (.05)          (.64)           .36            .40            .17
                                   -----------------------------------------------------------------------------------------
Net increase (decrease) in net
   asset value from operations ..          .53               .41           (.21)           .82            .88            .64
                                   -----------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net investment
   income .......................         (.23)             (.45)          (.43)          (.46)          (.48)          (.47)
Distributions in excess of net
   investment income ............           -0-               -0-          (.03)          (.02)            -0-          (.01)
                                   -----------------------------------------------------------------------------------------
Total dividends and distributions         (.23)             (.45)          (.46)          (.48)          (.48)          (.48)
                                   -----------------------------------------------------------------------------------------
Net asset value, end of period ..       $10.07            $ 9.77         $ 9.81         $10.48         $10.14         $ 9.74
                                   =========================================================================================
Total Return
Total investment return based on
   net asset value(c) ...........         5.46%             4.43%         (2.06)%         8.22%          9.24%          6.78%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............      $73,770           $65,391        $67,532        $40,740        $24,820        $22,235
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............         1.48%(d)          1.43%          1.43%          1.43%          1.43%          1.43%
   Expenses, before waivers/
     reimbursements .............         1.85%(d)          1.85%          1.91%          1.97%          2.05%          2.03%
   Net investment income, net of
     waivers/reimbursements .....         4.67%(d)          4.82%          4.25%          4.46%          4.87%          4.81%
Portfolio turnover rate .........           56%(d)           281%           244%            65%           204%           237%

See footnote summary on page 99.


--------------------------------------------------------------------------------
                                           ALLIANCE MUNCIPAL INCOME FUND II o 77

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                        Florida Portfolio
                                   -----------------------------------------------------------------------------------------
                                                                             Class C
                                   -----------------------------------------------------------------------------------------
                                    Six Months
                                         Ended
                                     March 31,                                  Year Ended September 30,
                                          2001            ------------------------------------------------------------------
                                   (unaudited)              2000           1999           1998           1997           1996
                                   -----------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........       $ 9.77            $ 9.81         $10.48         $10.14         $ 9.74         $ 9.58
                                   -----------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....          .23               .46            .43            .46            .49            .47
Net realized and unrealized
   gain (loss) on investment
   transactions .................          .30              (.05)          (.64)           .36            .39            .17
                                   -----------------------------------------------------------------------------------------
Net increase (decrease) in net
   asset value from operations ..          .53               .41           (.21)           .82            .88            .64
                                   -----------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net investment
   income .......................         (.23)             (.45)          (.43)          (.46)          (.48)          (.47)
Distributions in excess of net
   investment income ............           -0-               -0-          (.03)          (.02)            -0-          (.01)
                                   -----------------------------------------------------------------------------------------
Total dividends and distributions         (.23)             (.45)          (.46)          (.48)          (.48)          (.48)
                                   -----------------------------------------------------------------------------------------
Net asset value, end of period ..       $10.07            $ 9.77         $ 9.81         $10.48         $10.14         $ 9.74
                                   =========================================================================================
Total Return
Total investment return based on
   net asset value(c) ...........         5.46%             4.43%         (2.06)%         8.22%          9.23%          6.78%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............      $39,152           $38,464        $42,169        $31,524        $25,722        $30,121
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............         1.48%(d)          1.43%          1.43%          1.43%          1.43%          1.43%
   Expenses, before waivers/
     reimbursements .............         1.84%(d)          1.85%          1.91%          1.99%          2.03%          2.02%
   Net investment income, net of
     waivers/reimbursements .....         4.68%(d)          4.83%          4.24%          4.48%          4.89%          4.81%
Portfolio turnover rate .........           56%(d)           281%           244%            65%           204%           237%

See footnote summary on page 99.


--------------------------------------------------------------------------------
78 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                     Massachusetts Portfolio
                                   -----------------------------------------------------------------------------------------
                                                                             Class A
                                   -----------------------------------------------------------------------------------------
                                    Six Months
                                         Ended
                                     March 31,                                  Year Ended September 30,
                                          2001            ------------------------------------------------------------------
                                   (unaudited)              2000           1999           1998           1997           1996
                                   -----------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........       $10.59            $10.66         $11.39         $11.19         $10.85         $10.50
                                   -----------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....          .28               .58            .53            .54            .58            .60
Net realized and unrealized
   gain (loss) on investment
   transactions .................          .34              (.09)          (.66)           .45            .57            .44
                                   -----------------------------------------------------------------------------------------
Net increase (decrease) in net
   asset value from operations ..          .62               .49           (.13)           .99           1.15           1.04
                                   -----------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net investment
   income .......................         (.28)             (.56)          (.53)          (.54)          (.58)          (.59)
Distributions in excess of net
   investment income ............           -0-               -0-          (.04)          (.06)          (.03)          (.02)
Distributions from net realized
   gains ........................           -0-               -0-          (.03)          (.19)          (.20)          (.08)
                                   -----------------------------------------------------------------------------------------
Total dividends and distributions         (.28)             (.56)          (.60)          (.79)          (.81)          (.69)
                                   -----------------------------------------------------------------------------------------
Net asset value, end of period ..       $10.93            $10.59         $10.66         $11.39         $11.19         $10.85
                                   =========================================================================================
Total Return
Total investment return based on
   net asset value(c) ...........         5.96%             4.86%         (1.24)%         9.18%         11.14%         10.25%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............      $47,897           $45,418        $44,758        $23,026         $9,461         $3,211
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............          .82%(d)           .77%           .72%           .72%           .72%           .62%
   Expenses, before waivers/
     reimbursements .............         1.19%(d)          1.23%          1.24%          1.51%          2.40%          3.15%
   Net investment income, net of
     waivers/reimbursements .....         5.25%(d)          5.53%          4.74%          4.87%          5.40%          5.62%
Portfolio turnover rate .........           35%(d)           389%           303%            69%           134%           246%

See footnote summary on page 99.


--------------------------------------------------------------------------------
                                           ALLIANCE MUNCIPAL INCOME FUND II o 79

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                     Massachusetts Portfolio
                                   -----------------------------------------------------------------------------------------
                                                                             Class B
                                   -----------------------------------------------------------------------------------------
                                    Six Months
                                         Ended
                                     March 31,                                  Year Ended September 30,
                                          2001            ------------------------------------------------------------------
                                   (unaudited)              2000           1999           1998           1997           1996
                                   -----------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........       $10.57            $10.65         $11.38         $11.19         $10.84         $10.49
                                   -----------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....          .25               .50            .45            .46            .51            .52
Net realized and unrealized
   gain (loss) on investment
   transactions .................          .34              (.09)          (.65)           .45            .58            .45
                                   -----------------------------------------------------------------------------------------
Net increase (decrease) in net
   asset value from operations ..          .59               .41           (.20)           .91           1.09            .97
                                   -----------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net investment
   income .......................         (.25)             (.49)          (.45)          (.46)          (.51)          (.52)
Distributions in excess of net
   investment income ............           -0-               -0-          (.05)          (.07)          (.03)          (.02)
Distributions from net realized
   gains ........................           -0-               -0-          (.03)          (.19)          (.20)          (.08)
                                   -----------------------------------------------------------------------------------------
Total dividends and distributions         (.25)             (.49)          (.53)          (.72)          (.74)          (.62)
                                   -----------------------------------------------------------------------------------------
Net asset value, end of period ..       $10.91            $10.57         $10.65         $11.38         $11.19         $10.84
                                   =========================================================================================
Total Return
Total investment return based on
   net asset value(c) ...........         5.63%             4.06%         (1.87)%         8.40%         10.52%          9.52%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............      $46,525           $39,964        $42,628        $20,400         $7,230         $3,683
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............         1.52%(d)          1.47%          1.42%          1.42%          1.42%          1.32%
   Expenses, before waivers/
     reimbursements .............         1.90%(d)          1.94%          1.97%          2.22%          3.07%          3.85%
   Net investment income, net of
     waivers/reimbursements .....         4.56%(d)          4.83%          4.06%          4.16%          4.73%          4.93%
Portfolio turnover rate .........           35%              389%           303%            69%           134%           246%

See footnote summary on page 99.


--------------------------------------------------------------------------------
80 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                     Massachusetts Portfolio
                                   -----------------------------------------------------------------------------------------
                                                                             Class C
                                   -----------------------------------------------------------------------------------------
                                    Six Months
                                         Ended
                                     March 31,                         Year Ended September 30,
                                          2001            ------------------------------------------------------------------
                                   (unaudited)              2000           1999           1998           1997           1996
                                   -----------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........       $10.57            $10.65         $11.38         $11.19         $10.84         $10.49
                                   -----------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....          .25               .50            .45            .47            .51            .52
Net realized and unrealized
   gain (loss) on investment
   transactions .................          .34              (.09)          (.65)           .44            .58            .45
                                   -----------------------------------------------------------------------------------------
Net increase (decrease) in net
   asset value from operations ..          .59               .41           (.20)           .91           1.09            .97
                                   -----------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net investment
   income .......................         (.25)             (.49)          (.45)          (.47)          (.51)          (.52)
Distributions in excess of net
   investment income ............           -0-               -0-          (.05)          (.06)          (.03)          (.02)
Distributions from net realized
   gains ........................           -0-               -0-          (.03)          (.19)          (.20)          (.08)
                                   -----------------------------------------------------------------------------------------
Total dividends and distributions         (.25)             (.49)          (.53)          (.72)          (.74)          (.62)
                                   -----------------------------------------------------------------------------------------
Net asset value, end of period ..       $10.91            $10.57         $10.65         $11.38         $11.19         $10.84
                                   =========================================================================================
Total Return
Total investment return based on
   net asset value(c) ...........         5.63%             4.06%         (1.87)%         8.40%         10.52%          9.52%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............      $36,594           $31,207        $29,365        $18,050         $7,815         $4,514
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............         1.52%(d)          1.47%          1.42%          1.42%          1.42%          1.31%
   Expenses, before waivers/
     reimbursements .............         1.90%(d)          1.93%          1.96%          2.21%          3.09%          3.84%
   Net investment income, net of
     waivers/reimbursements .....         4.56%(d)          4.83%          4.05%          4.18%          4.75%          4.88%
Portfolio turnover rate .........           35%              389%           303%            69%           134%           246%

See footnote summary on page 99.


--------------------------------------------------------------------------------
                                           ALLIANCE MUNCIPAL INCOME FUND II o 81

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                       Michigan Portfolio
                                   -----------------------------------------------------------------------------------------
                                                                             Class A
                                   -----------------------------------------------------------------------------------------
                                    Six Months
                                         Ended
                                     March 31,                                  Year Ended September 30,
                                          2001            ------------------------------------------------------------------
                                   (unaudited)              2000           1999           1998           1997           1996
                                   -----------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........       $10.16            $10.06         $10.62         $10.52         $10.12         $10.10
                                   -----------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....          .27               .53            .46            .48            .53            .52
Net realized and unrealized
   gain (loss) on investment
   transactions .................          .24               .09           (.45)           .44            .55            .22
                                   -----------------------------------------------------------------------------------------
Net increase in net asset value
   from operations ..............          .51               .62            .01            .92           1.08            .74
                                   -----------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net investment
   income .......................         (.27)             (.52)          (.46)          (.48)          (.53)          (.52)
Distributions in excess of net
   investment income ............           -0-               -0-          (.04)          (.05)          (.02)          (.03)
Distributions from net realized
   gains ........................           -0-               -0-          (.07)          (.29)          (.13)          (.17)
                                   -----------------------------------------------------------------------------------------
Total dividends and distributions         (.27)             (.52)          (.57)          (.82)          (.68)          (.72)
                                   -----------------------------------------------------------------------------------------
Net asset value, end of period ..       $10.40            $10.16         $10.06         $10.62         $10.52         $10.12
                                   =========================================================================================
Total Return
Total investment return based on
   net asset value(c) ...........         5.03%             6.39%           .03%          9.08%         11.05%          7.54%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............      $17,349           $14,609        $11,760         $8,640         $5,836         $6,123
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............         1.01%(d)           .99%           .96%           .96%           .96%           .96%
   Expenses, before waivers/
     reimbursements .............         1.54%(d)          1.63%          1.62%          1.89%          2.46%          2.77%
   Net investment income, net of
     waivers/reimbursements .....         5.14%(d)          5.30%          4.48%          4.57%          5.24%          5.21%
Portfolio turnover rate .........           77%              287%           213%           134%           161%           242%

See footnote summary on page 99.


--------------------------------------------------------------------------------
82 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                       Michigan Portfolio
                                   -----------------------------------------------------------------------------------------
                                                                             Class B
                                   -----------------------------------------------------------------------------------------
                                    Six Months
                                         Ended
                                     March 31,                                  Year Ended September 30,
                                          2001            ------------------------------------------------------------------
                                   (unaudited)              2000           1999           1998           1997           1996
                                   -----------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........       $10.15            $10.05         $10.61         $10.52         $10.12         $10.10
                                   -----------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....          .23               .45            .39            .40            .46            .45
Net realized and unrealized
   gain (loss) on investment
   transactions .................          .24               .10           (.45)           .44            .55            .22
                                   -----------------------------------------------------------------------------------------
Net increase (decrease) in net
   asset value from operations ..          .47               .55           (.06)           .84           1.01            .67
                                   -----------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net investment
   income .......................         (.23)             (.45)          (.39)          (.40)          (.46)          (.45)
Distributions in excess of net
   investment income ............           -0-               -0-          (.04)          (.06)          (.02)          (.03)
Distributions from net realized
   gains ........................           -0-               -0-          (.07)          (.29)          (.13)          (.17)
                                   -----------------------------------------------------------------------------------------
Total dividends and distributions         (.23)             (.45)          (.50)          (.75)          (.61)          (.65)
                                   -----------------------------------------------------------------------------------------
Net asset value, end of period ..       $10.39            $10.15         $10.05         $10.61         $10.52         $10.12
                                   =========================================================================================
Total Return
Total investment return based on
   net asset value(c) ...........         4.68%             5.55%          (.64)%         8.26%         10.30%          6.80%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............      $18,975           $14,943        $13,844         $9,411         $5,300         $3,553
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............         1.71%(d)          1.69%          1.66%          1.66%          1.66%          1.66%
   Expenses, before waivers/
     reimbursements .............         2.25%(d)          2.34%          2.44%          2.61%          3.23%          3.48%
   Net investment income, net of
     waivers/reimbursements .....         4.45%(d)          4.59%          3.79%          3.87%          4.53%          4.51%
Portfolio turnover rate .........           77%              287%           213%           134%           161%           242%

See footnote summary on page 99.


--------------------------------------------------------------------------------
                                           ALLIANCE MUNCIPAL INCOME FUND II o 83

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                       Michigan Portfolio
                                   -----------------------------------------------------------------------------------------
                                                                             Class C
                                   -----------------------------------------------------------------------------------------
                                    Six Months
                                         Ended
                                     March 31,                                  Year Ended September 30,
                                          2001            ------------------------------------------------------------------
                                   (unaudited)              2000           1999           1998           1997           1996
                                   -----------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........       $10.14            $10.05         $10.61         $10.52         $10.12         $10.10
                                   -----------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....          .23               .46            .40            .41            .46            .45
Net realized and unrealized
   gain (loss) on investment
   transactions .................          .25               .08           (.46)           .43            .55            .22
                                   -----------------------------------------------------------------------------------------
Net increase (decrease) in net
   asset value from operations ..          .48               .54           (.06)           .84           1.01            .67
                                   -----------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net investment
   income .......................         (.23)             (.45)          (.40)          (.41)          (.46)          (.45)
Distributions in excess of net
   investment income ............           -0-               -0-          (.03)          (.05)          (.02)          (.03)
Distributions from net realized
   gains ........................           -0-               -0-          (.07)          (.29)          (.13)          (.17)
                                   -----------------------------------------------------------------------------------------
Total dividends and distributions         (.23)             (.45)          (.50)          (.75)          (.61)          (.65)
                                   -----------------------------------------------------------------------------------------
Net asset value, end of period ..       $10.39            $10.14         $10.05         $10.61         $10.52         $10.12
                                   =========================================================================================
Total Return
Total investment return based on
   net asset value(c) ...........         4.79%             5.55%          (.64)%         8.26%         10.30%          6.80%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............      $14,750           $12,061        $10,747         $8,983         $5,089         $3,940
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............         1.72%(d)          1.69%          1.66%          1.66%          1.66%          1.66%
   Expenses, before waivers/
     reimbursements .............         2.25%(d)          2.34%          2.43%          2.59%          3.20%          3.48%
   Net investment income, net of
     waivers/reimbursements .....         4.46%(d)          4.60%          3.78%          3.88%          4.55%          4.50%
Portfolio turnover rate .........           77%              287%           213%           134%           161%           242%

See footnote summary on page 99.


--------------------------------------------------------------------------------
84 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                       Minnesota Portfolio
                                   -----------------------------------------------------------------------------------------
                                                                             Class A
                                   -----------------------------------------------------------------------------------------
                                    Six Months
                                         Ended
                                     March 31,                                  Year Ended September 30,
                                          2001            ------------------------------------------------------------------
                                   (unaudited)              2000           1999           1998           1997           1996
                                   -----------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........       $ 9.72            $ 9.67         $10.22         $ 9.97         $ 9.58         $ 9.49
                                   -----------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....          .26               .53            .49            .50            .53            .53
Net realized and unrealized
   gain (loss) on investment
   transactions .................          .32               .03           (.53)           .27            .39            .11
                                   -----------------------------------------------------------------------------------------
Net increase (decrease) in net
   asset value from operations ..          .58               .56           (.04)           .77            .92            .64
                                   -----------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net investment
   income .......................         (.26)             (.51)          (.49)          (.50)          (.53)          (.53)
Distributions in excess of net
   investment income ............           -0-               -0-          (.02)          (.02)            -0-          (.02)
                                   -----------------------------------------------------------------------------------------
Total dividends and distributions         (.26)             (.51)          (.51)          (.52)          (.53)          (.55)
                                   -----------------------------------------------------------------------------------------
Net asset value, end of period ..       $10.04            $ 9.72         $ 9.67         $10.22         $ 9.97         $ 9.58
                                   =========================================================================================
Total Return
Total investment return based on
   net asset value(c) ...........         6.08%             6.09%          (.48)%         7.94%          9.93%          6.95%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............      $24,030           $20,212        $10,601         $6,261         $4,120         $3,165
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............          .90%(d)           .81%           .75%           .75%           .75%           .72%
   Expenses, before waivers/
     reimbursements .............         1.32%(d)          1.66%          1.63%          1.80%          2.22%          2.19%
   Net investment income, net of
     waivers/reimbursements .....         5.27%(d)          5.57%          4.90%          4.92%          5.44%          5.54%
Portfolio turnover rate .........           31%              307%           259%            30%           131%           195%

See footnote summary on page 99.


--------------------------------------------------------------------------------
                                           ALLIANCE MUNCIPAL INCOME FUND II o 85

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                       Minnesota Portfolio
                                   -----------------------------------------------------------------------------------------
                                                                             Class B
                                   -----------------------------------------------------------------------------------------
                                    Six Months
                                         Ended
                                     March 31,                                  Year Ended September 30,
                                          2001            ------------------------------------------------------------------
                                   (unaudited)              2000           1999           1998           1997           1996
                                   -----------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........       $ 9.72            $ 9.67         $10.22         $ 9.97         $ 9.58         $ 9.49
                                   -----------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....          .23               .46            .42            .42            .46            .46
Net realized and unrealized
   gain (loss) on investment
   transactions .................          .32               .03           (.53)           .28            .39            .11
                                   -----------------------------------------------------------------------------------------
Net increase (decrease) in net
   asset value from operations ..          .55               .49           (.11)           .70            .85            .57
                                   -----------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net investment
   income .......................         (.23)             (.44)          (.42)          (.42)          (.46)          (.46)
Distributions in excess of net
   investment income ............           -0-               -0-          (.02)          (.03)            -0-          (.02)
                                   -----------------------------------------------------------------------------------------
Total dividends and distributions         (.23)             (.44)          (.44)          (.45)          (.46)          (.48)
                                   -----------------------------------------------------------------------------------------
Net asset value, end of period ..       $10.04            $ 9.72         $ 9.67         $10.22         $ 9.97         $ 9.58
                                   =========================================================================================
Total Return
Total investment return based on
   net asset value(c) ...........         5.72%             5.32%         (1.19)%         7.17%          9.13%          6.15%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............      $13,926           $12,064        $14,111        $13,867         $8,517         $8,291
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............         1.61%(d)          1.51%          1.46%          1.46%          1.46%          1.42%
   Expenses, before waivers/
     reimbursements .............         2.03%(d)          2.37%          2.43%          2.52%          2.91%          2.89%
   Net investment income, net of
     waivers/reimbursements .....         4.56%(d)          4.81%          4.16%          4.19%          4.75%          4.82%
Portfolio turnover rate .........           31%              307%           259%            30%           131%           195%

See footnote summary on page 99.


--------------------------------------------------------------------------------
86 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                       Minnesota Portfolio
                                   -----------------------------------------------------------------------------------------
                                                                             Class C
                                   -----------------------------------------------------------------------------------------
                                    Six Months
                                         Ended
                                     March 31,                                  Year Ended September 30,
                                          2001            ------------------------------------------------------------------
                                   (unaudited)              2000           1999           1998           1997           1996
                                   -----------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........       $ 9.72            $ 9.67         $10.22         $ 9.97         $ 9.58         $ 9.50
                                   -----------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....          .23               .46            .42            .43            .46            .46
Net realized and unrealized
   gain (loss) on investment
   transactions .................          .32               .03           (.53)           .27            .39            .10
                                   -----------------------------------------------------------------------------------------
Net increase (decrease) in net
   asset value from operations ..          .55               .49           (.11)           .70            .85            .56
                                   -----------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net investment
   income .......................         (.23)             (.44)          (.42)          (.43)          (.46)          (.46)
Distributions in excess of net
   investment income ............           -0-               -0-          (.02)          (.02)            -0-          (.02)
                                   -----------------------------------------------------------------------------------------
Total dividends and distributions         (.23)             (.44)          (.44)          (.45)          (.46)          (.48)
                                   -----------------------------------------------------------------------------------------
Net asset value, end of period ..       $10.04            $ 9.72         $ 9.67         $10.22         $ 9.97         $ 9.58
                                   =========================================================================================
Total Return
Total investment return based on
   net asset value(c) ...........         5.72%             5.32%         (1.19)%         7.18%          9.13%          6.03%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............       $8,454            $7,524         $9,081         $7,716         $7,358         $6,553
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............         1.60%(d)          1.50%          1.45%          1.45%          1.45%          1.41%
   Expenses, before waivers/
     reimbursements .............         2.02%(d)          2.36%          2.44%          2.48%          2.89%          2.88%
   Net investment income, net of
     waivers/reimbursements .....         4.56%(d)          4.84%          4.17%          4.23%          4.76%          4.82%
Portfolio turnover rate .........           31%              307%           259%            30%           131%           195%

See footnote summary on page 99.


--------------------------------------------------------------------------------
                                           ALLIANCE MUNCIPAL INCOME FUND II o 87

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                       New Jersey Portfolio
                                   -----------------------------------------------------------------------------------------
                                                                             Class A
                                   -----------------------------------------------------------------------------------------
                                    Six Months
                                         Ended
                                     March 31,                                  Year Ended September 30,
                                          2001            ------------------------------------------------------------------
                                   (unaudited)              2000           1999           1998           1997           1996
                                   -----------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........       $ 9.92            $ 9.93         $10.46         $10.15         $ 9.72         $ 9.65
                                   -----------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....          .26               .52            .49            .51            .51            .51
Net realized and unrealized
   gain (loss) on investment
   transactions .................          .32              (.02)          (.51)           .32            .44            .11
                                   -----------------------------------------------------------------------------------------
Net increase (decrease) in net
   asset value from operations ..          .58               .50           (.02)           .83            .95            .62
                                   -----------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net investment
   income .......................         (.26)             (.51)          (.49)          (.51)          (.51)          (.51)
Distributions in excess of net
   investment income ............           -0-               -0-          (.02)          (.01)          (.01)          (.04)
                                   -----------------------------------------------------------------------------------------
Total dividends and distributions         (.26)             (.51)          (.51)          (.52)          (.52)          (.55)
                                   -----------------------------------------------------------------------------------------
Net asset value, end of period ..       $10.24            $ 9.92         $ 9.93         $10.46         $10.15         $ 9.72
                                   =========================================================================================
Total Return
Total investment return based on
   net asset value(c) ...........         5.96%             5.31%          (.29)%         8.36%         10.01%          6.57%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............      $62,521           $49,667        $33,109        $22,333        $16,309        $15,520
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............          .87%(d)           .85%           .82%           .82%           .82%           .82%
   Expenses, before waivers/
     reimbursements .............         1.16%(d)          1.23%          1.25%          1.29%          1.34%          1.35%
   Net investment income, net of
     waivers/reimbursements .....         5.20%(d)          5.36%          4.82%          4.93%          5.16%          5.26%
Portfolio turnover rate .........           60%              224%           131%            35%            61%           132%

See footnote summary on page 99.


--------------------------------------------------------------------------------
88 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                       New Jersey Portfolio
                                   -----------------------------------------------------------------------------------------
                                                                             Class B
                                   -----------------------------------------------------------------------------------------
                                    Six Months
                                         Ended
                                     March 31,                                  Year Ended September 30,
                                          2001            ------------------------------------------------------------------
                                   (unaudited)              2000           1999           1998           1997           1996
                                   -----------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........       $ 9.92            $ 9.93         $10.46         $10.16         $ 9.72         $ 9.66
                                   -----------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....          .23               .45            .42            .43            .44            .44
Net realized and unrealized
   gain (loss) on investment
   transactions .................          .32              (.02)          (.51)           .32            .45            .10
                                   -----------------------------------------------------------------------------------------
Net increase (decrease) in net
   asset value from operations ..          .55               .43           (.09)           .75            .89            .54
                                   -----------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net investment
   income .......................         (.23)             (.44)          (.42)          (.43)          (.44)          (.45)
Distributions in excess of net
   investment income ............           -0-               -0-          (.02)          (.02)          (.01)          (.03)
                                   -----------------------------------------------------------------------------------------
Total dividends and distributions         (.23)             (.44)          (.44)          (.45)          (.45)          (.48)
                                   -----------------------------------------------------------------------------------------
Net asset value, end of period ..       $10.24            $ 9.92         $ 9.93         $10.46         $10.16         $ 9.72
                                   =========================================================================================
Total Return
Total investment return based on
   net asset value(c) ...........         5.58%             4.53%          (.99)%         7.50%          9.32%          5.66%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............      $77,979           $62,149        $64,929        $48,027        $38,308        $39,099
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............         1.58%(d)          1.55%          1.53%          1.53%          1.53%          1.53%
   Expenses, before waivers/
     reimbursements .............         1.86%(d)          1.94%          1.99%          2.00%          2.04%          2.05%
   Net investment income, net of
     waivers/reimbursements .....         4.49%(d)          4.63%          4.10%          4.23%          4.45%          4.56%
Portfolio turnover rate .........           60%              224%           131%            35%            61%           132%

See footnote summary on page 99.


--------------------------------------------------------------------------------
                                           ALLIANCE MUNCIPAL INCOME FUND II o 89

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                       New Jersey Portfolio
                                   -----------------------------------------------------------------------------------------
                                                                             Class C
                                   -----------------------------------------------------------------------------------------
                                    Six Months
                                         Ended
                                     March 31,                                  Year Ended September 30,
                                          2001            ------------------------------------------------------------------
                                   (unaudited)              2000           1999           1998           1997           1996
                                   -----------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........       $ 9.93            $ 9.93         $10.46         $10.16         $ 9.72         $ 9.66
                                   -----------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....          .23               .45            .43            .43            .44            .44
Net realized and unrealized
   gain (loss) on investment
   transactions .................          .31              (.01)          (.52)           .32            .45            .10
                                   -----------------------------------------------------------------------------------------
Net increase (decrease) in net
   asset value from operations ..          .54               .44           (.09)           .75            .89            .54
                                   -----------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net investment
   income .......................         (.23)             (.44)          (.43)          (.43)          (.44)          (.45)
Distributions in excess of net
   investment income ............           -0-               -0-          (.01)          (.02)          (.01)          (.03)
                                   -----------------------------------------------------------------------------------------
Total dividends and distributions         (.23)             (.44)          (.44)          (.45)          (.45)          (.48)
                                   -----------------------------------------------------------------------------------------
Net asset value, end of period ..       $10.24            $ 9.93         $ 9.93         $10.46         $10.16         $ 9.72
                                   =========================================================================================
Total Return
Total investment return based on
   net asset value(c) ...........         5.47%             4.63%          (.99)%         7.50%          9.32%          5.66%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............      $34,473           $31,115        $32,578        $26,018        $21,404        $22,579
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............         1.58%(d)          1.54%          1.52%          1.52%          1.52%          1.52%
   Expenses, before waivers/
     reimbursements .............         1.87%(d)          1.93%          1.98%          1.99%          2.03%          2.04%
   Net investment income, net of
     waivers/reimbursements .....         4.53%(d)          4.64%          4.12%          4.23%          4.47%          4.56%
Portfolio turnover rate .........           60%              224%           131%            35%            61%           132%

See footnote summary on page 99.


--------------------------------------------------------------------------------
90 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                         Ohio Portfolio
                                   -----------------------------------------------------------------------------------------
                                                                             Class A
                                   -----------------------------------------------------------------------------------------
                                    Six Months
                                         Ended
                                     March 31,                                  Year Ended September 30,
                                          2001            ------------------------------------------------------------------
                                   (unaudited)              2000           1999           1998           1997           1996
                                   -----------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........       $ 9.77            $ 9.86         $10.45         $10.16         $ 9.61         $ 9.53
                                   -----------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....          .28               .54            .49            .52            .54            .52
Net realized and unrealized
   gain (loss) on investment
   transactions .................          .32              (.12)          (.55)           .30            .54            .11
                                   -----------------------------------------------------------------------------------------
Net increase (decrease) in net
   asset value from operations ..          .60               .42           (.06)           .82           1.08            .63
                                   -----------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net investment
   income .......................         (.27)             (.51)          (.49)          (.52)          (.53)          (.53)
Distributions in excess of net
   investment income ............           -0-               -0-          (.04)          (.01)            -0-          (.02)
                                   -----------------------------------------------------------------------------------------
Total dividends and distributions         (.27)             (.51)          (.53)          (.53)          (.53)          (.55)
                                   -----------------------------------------------------------------------------------------
Net asset value, end of period ..       $10.10            $ 9.77         $ 9.86         $10.45         $10.16         $ 9.61
                                   =========================================================================================
Total Return
Total investment return based on
   net asset value(c) ...........         6.19%             4.54%          (.70)%         8.30%         11.60%          6.72%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............      $36,554           $32,490        $27,229        $14,220         $7,596         $6,054
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............          .85%(d)           .76%           .75%           .75%           .75%           .75%
   Expenses, before waivers/
     reimbursements .............         1.22%(d)          1.29%          1.30%          1.35%          1.52%          1.48%
   Net investment income, net of
     waivers/reimbursements .....         5.56%(d)          5.57%          4.88%          5.05%          5.49%          5.47%
Portfolio turnover rate .........           17%              307%           208%            16%           104%           182%

See footnote summary on page 99.


--------------------------------------------------------------------------------
                                           ALLIANCE MUNCIPAL INCOME FUND II o 91

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                         Ohio Portfolio
                                   -----------------------------------------------------------------------------------------
                                                                             Class B
                                   -----------------------------------------------------------------------------------------
                                    Six Months
                                         Ended
                                     March 31,                                  Year Ended September 30,
                                          2001            ------------------------------------------------------------------
                                   (unaudited)              2000           1999           1998           1997           1996
                                   -----------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........       $ 9.77            $ 9.86         $10.45         $10.16         $ 9.61         $ 9.54
                                   -----------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....          .24               .46            .43            .45            .48            .46
Net realized and unrealized
   gain (loss) on investment
   transactions .................          .32              (.11)          (.57)           .30            .53            .09
                                   -----------------------------------------------------------------------------------------
Net increase (decrease) in net
   asset value from operations ..          .56               .35           (.14)           .75           1.01            .55
                                   -----------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net investment
   income .......................         (.23)             (.44)          (.43)          (.45)          (.46)          (.46)
Distributions in excess of net
   investment income ............           -0-               -0-          (.02)          (.01)            -0-          (.02)
                                   -----------------------------------------------------------------------------------------
Total dividends and distributions         (.23)             (.44)          (.45)          (.46)          (.46)          (.48)
                                   -----------------------------------------------------------------------------------------
Net asset value, end of period ..       $10.10            $ 9.77         $ 9.86         $10.45         $10.16         $ 9.61
                                   =========================================================================================
Total Return
Total investment return based on
   net asset value(c) ...........         5.83%             3.78%         (1.38)%         7.56%         10.80%          5.82%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............      $43,837           $40,812        $49,055        $37,289        $26,821        $25,334
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............         1.56%(d)          1.47%          1.46%          1.46%          1.46%          1.46%
   Expenses, before waivers/
     reimbursements .............         1.92%(d)          2.00%          2.01%          2.05%          2.22%          2.18%
   Net investment income, net of
     waivers/reimbursements .....         4.52%(d)          4.84%          4.17%          4.34%          4.81%          4.77%
Portfolio turnover rate .........           17%              307%           208%            16%           104%           182%

See footnote summary on page 99.


--------------------------------------------------------------------------------
92 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                         Ohio Portfolio
                                   -----------------------------------------------------------------------------------------
                                                                             Class C
                                   -----------------------------------------------------------------------------------------
                                    Six Months
                                         Ended
                                     March 31,                                  Year Ended September 30,
                                          2001            ------------------------------------------------------------------
                                   (unaudited)              2000           1999           1998           1997           1996
                                   -----------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........       $ 9.77            $ 9.86         $10.45         $10.16         $ 9.61         $ 9.54
                                   -----------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....          .24               .47            .43            .45            .47            .46
Net realized and unrealized
   gain (loss) on investment
   transactions .................          .33              (.12)          (.57)           .30            .54            .09
                                   -----------------------------------------------------------------------------------------
Net increase (decrease) in net
   asset value from operations ..          .57               .35           (.14)           .75           1.01            .55
                                   -----------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net investment
   income .......................         (.23)             (.44)          (.43)          (.45)          (.46)          (.46)
Distributions in excess of net
   investment income ............           -0-               -0-          (.02)          (.01)            -0-          (.02)
                                   -----------------------------------------------------------------------------------------
Total dividends and distributions         (.23)             (.44)          (.45)          (.46)          (.46)          (.48)
                                   -----------------------------------------------------------------------------------------
Net asset value, end of period ..       $10.11            $ 9.77         $ 9.86         $10.45         $10.16         $ 9.61
                                   =========================================================================================
Total Return
Total investment return based on
   net asset value(c) ...........         5.93%             3.78%         (1.38)%         7.56%         10.80%          5.82%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............      $28,447           $22,909        $24,126        $16,685        $14,878        $17,203
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............         1.55%(d)          1.46%          1.45%          1.45%          1.45%          1.45%
   Expenses, before waivers/
     reimbursements .............         1.92%(d)          1.99%          2.01%          2.04%          2.20%          2.16%
   Net investment income, net of
     waivers/reimbursements .....         4.86%(d)          4.85%          4.18%          4.36%          4.81%          4.78%
Portfolio turnover rate .........           17%              307%           208%            16%           104%           182%

See footnote summary on page 99.


--------------------------------------------------------------------------------
                                           ALLIANCE MUNCIPAL INCOME FUND II o 93

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                     Pennsylvania Portfolio
                                   -----------------------------------------------------------------------------------------
                                                                             Class A
                                   -----------------------------------------------------------------------------------------
                                    Six Months
                                         Ended
                                     March 31,                                  Year Ended September 30,
                                          2001            ------------------------------------------------------------------
                                   (unaudited)              2000           1999           1998           1997           1996
                                   -----------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........       $ 9.88            $ 9.89         $10.66         $10.33         $ 9.85         $ 9.64
                                   -----------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....          .26               .52            .49            .53            .55            .49
Net realized and unrealized
   gain (loss) on investment
   transactions .................          .34              (.01)          (.73)           .35            .49            .28
                                   -----------------------------------------------------------------------------------------
Net increase (decrease) in net
   asset value from operations ..          .60               .51           (.24)           .88           1.04            .77
                                   -----------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net investment
   income .......................         (.26)             (.52)          (.49)          (.53)          (.55)          (.53)
Distributions in excess of net
   investment income ............           -0-               -0-          (.04)          (.02)          (.01)          (.03)
                                   -----------------------------------------------------------------------------------------
Total dividends and distributions         (.26)             (.52)          (.53)          (.55)          (.56)          (.56)
                                   -----------------------------------------------------------------------------------------
Net asset value, end of period ..       $10.22            $ 9.88         $ 9.89         $10.66         $10.33         $ 9.85
                                   =========================================================================================
Total Return
Total investment return based on
   net asset value(c) ...........         6.21%             5.35%         (2.43)%         8.72%         10.85%          8.17%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............      $81,067           $68,288        $62,479        $35,632        $24,948        $21,104
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............          .95%(d)           .95%           .95%           .95%           .95%          1.00%
   Expenses, before waivers/
     reimbursements .............         1.18%(d)          1.23%          1.24%          1.29%          1.40%          1.45%
   Net investment income, net of
     waivers/reimbursements .....         5.20%(d)          5.40%          4.68%          5.10%          5.44%          5.40%
Portfolio turnover rate .........           57%              356%           249%            70%            85%           185%

See footnote summary on page 99.


--------------------------------------------------------------------------------
94 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                     Pennsylvania Portfolio
                                   -----------------------------------------------------------------------------------------
                                                                             Class B
                                   -----------------------------------------------------------------------------------------
                                    Six Months
                                         Ended
                                     March 31,                                  Year Ended September 30,
                                          2001            ------------------------------------------------------------------
                                   (unaudited)              2000           1999           1998           1997           1996
                                   -----------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........       $ 9.88            $ 9.89         $10.66         $10.33         $ 9.86         $ 9.65
                                   -----------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....          .23               .45            .41            .46            .47            .46
Net realized and unrealized
   gain (loss) on investment
   transactions .................          .34              (.02)          (.73)           .34            .49            .24
                                   -----------------------------------------------------------------------------------------
Net increase (decrease) in net
   asset value from operations ..          .57               .43           (.32)           .80            .96            .70
                                   -----------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net investment
   income .......................         (.23)             (.44)          (.41)          (.46)          (.47)          (.46)
Distributions in excess of net
   investment income ............           -0-               -0-          (.04)          (.01)          (.02)          (.03)
                                   -----------------------------------------------------------------------------------------
Total dividends and distributions         (.23)             (.44)          (.45)          (.47)          (.49)          (.49)
                                   -----------------------------------------------------------------------------------------
Net asset value, end of period ..       $10.22            $ 9.88         $ 9.89         $10.66         $10.33         $ 9.86
                                   =========================================================================================
Total Return
Total investment return based on
   net asset value(c) ...........         5.84%             4.58%         (3.10)%         7.98%          9.95%          7.38%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............      $49,385           $44,713        $52,012        $39,465        $30,078        $30,440
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............         1.66%(d)          1.66%          1.66%          1.66%          1.66%          1.71%
   Expenses, before waivers/
     reimbursements .............         1.89%(d)          1.94%          1.98%          2.00%          2.09%          2.15%
   Net investment income, net of
     waivers/reimbursements .....         4.49%(d)          4.69%          3.96%          4.39%          4.72%          4.69%
Portfolio turnover rate .........           57%(d)           356%           249%            70%            85%           185%

See footnote summary on page 99.


--------------------------------------------------------------------------------
                                           ALLIANCE MUNCIPAL INCOME FUND II o 95

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                     Pennsylvania Portfolio
                                   -----------------------------------------------------------------------------------------
                                                                             Class C
                                   -----------------------------------------------------------------------------------------
                                    Six Months
                                         Ended
                                     March 31,                                  Year Ended September 30,
                                          2001            ------------------------------------------------------------------
                                   (unaudited)              2000           1999           1998           1997           1996
                                   -----------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........       $ 9.88            $ 9.89         $10.66         $10.33         $ 9.86         $ 9.65
                                   -----------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....          .23               .46            .41            .46            .47            .46
Net realized and unrealized
   gain (loss) on investment
   transactions .................          .34              (.03)          (.73)           .34            .49            .24
                                   -----------------------------------------------------------------------------------------
Net increase (decrease) in net
   asset value from operations ..          .57               .43           (.32)           .80            .96            .70
                                   -----------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net investment
   income .......................         (.23)             (.44)          (.41)          (.46)          (.47)          (.46)
Distributions in excess of net
   investment income ............           -0-               -0-          (.04)          (.01)          (.02)          (.03)
                                   -----------------------------------------------------------------------------------------
Total dividends and distributions         (.23)             (.44)          (.45)          (.47)          (.49)          (.49)
                                   -----------------------------------------------------------------------------------------
Net asset value, end of period ..       $10.22            $ 9.88         $ 9.89         $10.66         $10.33         $ 9.86
                                   =========================================================================================
Total Return
Total investment return based on
   net asset value(c) ...........         5.84%             4.58%         (3.10)%         7.98%          9.95%          7.37%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............      $27,775           $23,306        $27,916        $17,531        $15,486        $13,996
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............         1.65%(d)          1.65%          1.65%          1.65%          1.65%          1.70%
   Expenses, before waivers/
     reimbursements .............         1.88%(d)          1.93%          1.98%          1.99%          2.10%          2.14%
   Net investment income, net of
     waivers/reimbursements .....         4.50%(d)          4.71%          3.98%          4.41%          4.73%          4.69%
Portfolio turnover rate .........           57%              356%           249%            70%            85%           185%

See footnote summary on page 99.


--------------------------------------------------------------------------------
96 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                       Virginia Portfolio
                                   -----------------------------------------------------------------------------------------
                                                                             Class A
                                   -----------------------------------------------------------------------------------------
                                    Six Months
                                         Ended
                                     March 31,                         Year Ended September 30,
                                          2001            ------------------------------------------------------------------
                                   (unaudited)              2000           1999           1998           1997           1996
                                   -----------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........       $10.35            $10.32         $11.02         $10.90         $10.58         $10.29
                                   -----------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....          .27               .56            .49            .52            .57            .57
Net realized and unrealized
   gain (loss) on investment
   transactions .................          .19               .02           (.60)           .49            .57            .37
                                   -----------------------------------------------------------------------------------------
Net increase (decrease) in net
   asset value from operations ..          .46               .58           (.11)          1.01           1.14            .94
                                   -----------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net investment
   income .......................         (.27)             (.55)          (.49)          (.52)          (.57)          (.57)
Distributions in excess of net
   investment income ............           -0-               -0-          (.07)          (.05)            -0-            -0-
Distributions from net realized
   gains ........................           -0-               -0-          (.03)          (.32)          (.25)          (.08)
                                   -----------------------------------------------------------------------------------------
Total dividends and distributions         (.27)             (.55)          (.59)          (.89)          (.82)          (.65)
                                   -----------------------------------------------------------------------------------------
Net asset value, end of period ..       $10.54            $10.35         $10.32         $11.02         $10.90         $10.58
                                   =========================================================================================
Total Return
Total investment return based on
   net asset value(c) ...........         4.56%             5.88%         (1.10)%         9.65%         11.32%          9.39%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............      $44,309           $37,784        $28,148        $10,315         $3,530         $2,455
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............          .72%(d)           .67%           .67%           .67%           .67%           .67%
   Expenses, before waivers/
     reimbursements .............         1.21%(d)          1.26%          1.43%          2.09%          3.57%          5.18%
   Net investment income, net of
     waivers/reimbursements .....         5.27%(d)          5.52%          4.67%          4.84%          5.39%          5.39%
Portfolio turnover rate .........           84%              289%           311%            62%           258%           298%

See footnote summary on page 99.


--------------------------------------------------------------------------------
                                           ALLIANCE MUNCIPAL INCOME FUND II o 97

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                       Virginia Portfolio
                                   -----------------------------------------------------------------------------------------
                                                                             Class B
                                   -----------------------------------------------------------------------------------------
                                    Six Months
                                         Ended
                                     March 31,                                  Year Ended September 30,
                                          2001            ------------------------------------------------------------------
                                   (unaudited)              2000           1999           1998           1997           1996
                                   -----------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........       $10.34            $10.31         $11.01         $10.90         $10.57         $10.29
                                   -----------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....          .24               .49            .42            .44            .50            .50
Net realized and unrealized
   gain (loss) on investment
   transactions .................          .19               .02           (.60)           .49            .58            .36
                                   -----------------------------------------------------------------------------------------
Net increase (decrease) in net
   asset value from operations ..          .43               .51           (.18)           .93           1.08            .86
                                   -----------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net investment
   income .......................         (.24)             (.48)          (.42)          (.44)          (.50)          (.50)
Distributions in excess of net
   investment income ............           -0-               -0-          (.07)          (.06)            -0-            -0-
Distributions from net realized
   gains ........................           -0-               -0-          (.03)          (.32)          (.25)          (.08)
                                   -----------------------------------------------------------------------------------------
Total dividends and distributions         (.24)             (.48)          (.52)          (.82)          (.75)          (.58)
                                   -----------------------------------------------------------------------------------------
Net asset value, end of period ..       $10.53            $10.34         $10.31         $11.01         $10.90         $10.57
                                   =========================================================================================
Total Return
Total investment return based on
   net asset value(c) ...........         4.22%             5.16%         (1.73)%         8.85%         10.70%          8.57%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............      $57,644           $49,216        $42,007        $15,973         $5,020         $3,345
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............         1.42%(d)          1.37%          1.37%          1.37%          1.37%          1.37%
   Expenses, before waivers/
     reimbursements .............         1.92%(d)          1.97%          2.20%          2.84%          4.29%          5.88%
   Net investment income, net of
     waivers/reimbursements .....         4.58%(d)          4.83%          3.97%          4.14%          4.68%          4.70%
Portfolio turnover rate .........           84%              289%           311%            62%           258%           298%

See footnote summary on page 99.


--------------------------------------------------------------------------------
98 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                       Virginia Portfolio
                                   -----------------------------------------------------------------------------------------
                                                                             Class C
                                   -----------------------------------------------------------------------------------------
                                    Six Months
                                         Ended
                                     March 31,                                  Year Ended September 30,
                                          2001            ------------------------------------------------------------------
                                   (unaudited)              2000           1999           1998           1997           1996
                                   -----------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........       $10.33            $10.31         $11.01         $10.90         $10.57         $10.29
                                   -----------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....          .24               .49            .42            .44            .50            .50
Net realized and unrealized
   gain (loss) on investment
   transactions .................          .19               .01           (.60)           .49            .58            .36
                                   -----------------------------------------------------------------------------------------
Net increase (decrease) in net
   asset value from operations ..          .43               .50           (.18)           .93           1.08            .86
                                   -----------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net investment
   income .......................         (.24)             (.48)          (.42)          (.44)          (.50)          (.50)
Distributions in excess of net
   investment income ............           -0-               -0-          (.07)          (.06)            -0-            -0-
Distributions from net realized
   gains ........................           -0-               -0-          (.03)          (.32)          (.25)          (.08)
                                   -----------------------------------------------------------------------------------------
Total dividends and distributions         (.24)             (.48)          (.52)          (.82)          (.75)          (.58)
                                   -----------------------------------------------------------------------------------------
Net asset value, end of period ..       $10.52            $10.33         $10.31         $11.01         $10.90         $10.57
                                   =========================================================================================
Total Return
Total investment return based on
   net asset value(c) ...........         4.22%             5.06%         (1.73)%         8.85%         10.70%          8.58%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............      $21,932           $16,848        $12,962         $4,597         $1,207           $642
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............         1.42%(d)          1.37%          1.37%          1.37%          1.37%          1.37%
   Expenses, before waivers/
     reimbursements .............         1.91%(d)          1.96%          2.19%          2.85%          4.25%          5.88%
   Net investment income, net of
     waivers/reimbursements .....         4.58%(d)          4.83%          3.97%          4.11%          4.66%          4.73%
Portfolio turnover rate .........           84%              289%           311%            62%           258%           298%

(a)   Net of fee waived and expenses reimbursed by the Adviser.
(b)   Based on average shares.
(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
(d)   Annualized.


--------------------------------------------------------------------------------
                                           ALLIANCE MUNCIPAL INCOME FUND II o 99

----------------------------
GLOSSARY OF INVESTMENT TERMS
----------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

bond

Bonds are issued by governments or corporations when they need to raise cash. Bonds are sold, or issued, to investors and have a maturity date, which is the date the issuer is obligated to repay the investor for the principal, or face amount, of the bond. Bonds also pay interest until maturity. Bonds are also called fixed-income securities.

credit rating

Credit ratings are issued by independent organizations, such as Standard & Poor's Ratings group or Moody's Investors Services. These groups attempt to assess the likelihood that the issuer of the bond will be able to make timely payments of principal and interest on the bond, based on such factors as the issuer's financial condition and any collateral securing these obligations. Ratings typically range from AAA which is the highest rating, to D, which is the lowest rating.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

portfolio

The collection of securities that make up a fund's or an investor's investments.

Treasuries

Negotiable U.S. Government debt obligations, backed by the full faith and credit of the U.S. Government. Treasuries are issued either as bills, notes or bonds, depending on the maturity. Treasuries are exempt from state and local taxes.


--------------------------------------------------------------------------------
100 o ALLIANCE MUNICIPAL INCOME FUND II

                                                                ----------------
                                                                ALLIANCE CAPITAL
                                                                ----------------

ALLIANCE CAPITAL

The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with approximately $433 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 56 of the FORTUNE 100 companies and public retirement funds in 36 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by 620 investment professionals in 35 cities and 19 countries. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 3/31/01.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNCIPAL INCOME FUND II o 101

--------------------------------
ALLIANCE CAPITAL AT YOUR SERVICE
--------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That's why we provide our shareholders with a wide variety of products and time-saving services.

o     Low Minimum Investments

      You can begin investing in Alliance Capital funds with as little as $250 (except for Alliance Select Investor Series Biotechnology Portfolio, Alliance Select Investor Series Premier Portfolio, Alliance Select Investor Series Technology Portfolio, and Alliance Select Investor Series Small Cap Growth Portfolio which generally have a $10,000 minimum initial investment) and may make subsequent investments of $50 or more.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge--a good way to diversify your assets.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     E-Statements

      Sign up to view your quarterly account statement on-line, rather than wait to receive paper copies in the mail--it's easy, convenient and saves you time and storage space.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 8:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other mutual fund matters.

o Alliance Capital on the World Wide Web at www.alliancecapital.com. Here, you can access updated account information, including daily pricing, make additional investments, exchange between Alliance funds and view fund performance.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


--------------------------------------------------------------------------------
102 o ALLIANCE MUNICIPAL INCOME FUND II

                                                              ------------------
                                                              BOARD OF DIRECTORS
                                                              ------------------

BOARD OF TRUSTEES

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Susan P. Keenan, Senior Vice President
David Dowden, Vice President
Terrance Hults, Vice President
Kathleen A. Corbet, Senior Vice President
Wayne D. Lyski, Senior Vice President
William E. Oliver, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas R. Manley, Controller

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Auditors

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free (800) 221-5672

(1)   Member of the Audit Committee.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNCIPAL INCOME FUND II o 103

--------------------------------
ALLIANCE CAPITAL FAMILY OF FUNDS
--------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

Domestic Equity Funds

Growth & Income Fund
Growth Fund
Health Care Fund
Premier Growth Fund
Quasar Fund
Technology Fund
The Alliance Fund

Global & International Equity Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

AllianceBernstein Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Fixed Income Funds

Corporate Bond Portfolio
Global Dollar Government Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
North American Government Income Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
The Austria Fund
ACM Government Income Fund
ACM Government Opportunity Fund
The Korean Investment Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.


--------------------------------------------------------------------------------
104 o ALLIANCE MUNICIPAL INCOME FUND II

Alliance Municipal Income Fund II
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

Alliance Capital [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

MUNIIISR301